UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1.      Schedule of Investments.

Schedule of Investments (Unaudited)
ESG Managers® Growth Portfolio	March 31, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 75.3%
CONSUMER DISCRETIONARY: 9.1%
Accor SA	91	$3,165
Amazon.com, Inc. (a)	3	799
BorgWarner, Inc. (a)	711	54,989
DeVry, Inc.	410	13,018
DIRECTV (a)	51	2,887
DISH Network Corp., Class A	1,190	45,101
Ford Motor Co.	521	6,851
Gannett Co, Inc.	1,210	26,463
Gentex Corp.	850	17,009
Hanesbrands, Inc. (a)	175	7,973
Hennes & Mauritz AB, B Shares	91	3,259
Home Depot, Inc.	567	39,565
International Game Technology	1,315	21,698
International Speedway Corp., Class A	680	22,222
Interpublic Group of Cos., Inc., The	1,835	23,910
Johnson Controls, Inc.	132	4,629
Madison Square Garden Co., The, Class A (a)	200	11,520
McDonald’s Corp.	183	18,243
Meredith Corp.	415	15,878
Mohawk Industries, Inc. (a)	160	18,099
Newell Rubbermaid, Inc.	4,591	119,825
News Corp., Class A	2,148	65,557
NIKE, Inc., Class B	523	30,862
Nordstrom, Inc.	130	7,180
O’Reilly Automotive, Inc. (a)	653	66,965
PulteGroup, Inc. (a)	1,335	27,020
Royal Caribbean Cruises, Ltd.	510	16,942
Scripps Networks Interactive, Class A	1,026	66,013
SES SA	667	20,920
Shaw Communications, Inc., Class B	2,035	50,305
Sotheby’s	220	8,230
Staples, Inc.	1,069	14,357
Starbucks Corp.	77	4,386
Target Corp.	1,965	134,504
Time Warner Cable, Inc.	486	46,685
Time Warner, Inc.	1,066	61,423
TJX Cos., Inc.	46	2,151
Toll Brothers, Inc. (a)	325	11,128
Tractor Supply Co.	32	3,332
Washington Post Co., The, Class B	35	15,646
		1,130,709

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES: 8.5%
Coca-Cola Co., The	881	$35,628
CVS Caremark Corp.	2,329	128,072
Danone SA	66	4,596
Darling International, Inc. (a)	99	1,778
HJ Heinz Co.	98	7,082
Ingredion, Inc.	86	6,220
Jeronimo Martins SGPS SA	203	3,954
JM Smucker Co., The	726	71,990
Kellogg Co.	632	40,720
Kimberly-Clark Corp.	438	42,915
L’Oreal SA	35	5,553
McCormick & Co., Inc.	1,607	118,195
Mondelez International, Inc., Class A	830	25,406
Natura Cosmeticos SA	104	2,541
PepsiCo, Inc.	1,792	141,765
Procter & Gamble Co., The	2,428	187,102
Safeway, Inc.	827	21,791
Svenska Cellulosa AB, B Shares	347	8,959
Sysco Corp.	2,431	85,498
Unilever NV (Netherlands)	91	3,729
Unilever NV	2,226	91,266
WD-40 Co.	445	24,373
Whole Foods Market, Inc.	26	2,256
		1,061,389
ENERGY: 7.3%
Apache Corp.	240	18,518
Baker Hughes, Inc.	135	6,265
BG Group PLC, ADR	4,787	82,097
Bristow Group, Inc.	295	19,452
Cameron International Corp. (a)	1,102	71,850
Cimarex Energy Co.	381	28,743
ConocoPhillips	799	48,020
Contango Oil & Gas Co.	410	16,437
Cosan, Ltd., Class A	203	3,959
Energen Corp.	1,010	52,530
Energy XXI Bermuda, Ltd.	495	13,474
Ensco PLC, Class A	107	6,420
EQT Corp.	76	5,149
Kinder Morgan Management LLC	680	59,738
LinnCo LLC	403	15,737
Marathon Petroleum Corp.	17	1,523
Noble Corp.	854	32,580

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Noble Energy, Inc.	667	$77,145
Occidental Petroleum Corp.	23	1,803
Pembina Pipeline Corp.	275	8,690
Petroleo Brasileiro SA, ADR	439	7,274
Rosetta Resources, Inc. (a)	62	2,950
Royal Dutch Shell PLC, ADR	774	50,434
Sasol Ltd., ADR	39	1,729
Schlumberger, Ltd.	469	35,123
Seadrill, Ltd.	566	21,061
Spectra Energy Corp.	2,366	72,755
Statoil ASA, ADR	863	21,247
Suncor Energy, Inc.	737	22,117
Targa Resources Corp.	50	3,398
Total SA, ADR	283	13,578
W&T Offshore, Inc.	3,430	48,707
Williams Cos., Inc., The	881	33,002
		903,505
FINANCIALS: 11.7%
American Express Co.	2,384	160,825
American Tower Corp., REIT	118	9,077
Banco Bradesco SA, ADR	301	5,130
Bank of Montreal	128	8,058
Bank of New York Mellon Corp., The	920	25,751
BlackRock, Inc.	240	61,651
Capital One Financial Corp.	417	22,914
CapitaLand, Ltd.	521	1,490
CBRE Group, Inc., Class A (a)	830	20,958
Charles Schwab Corp., The	4,400	77,836
Cincinnati Financial Corp.	370	17,460
City National Corp.	190	11,193
CME Group, Inc.	1,002	61,513
Digital Realty Trust, Inc., REIT	256	17,129
First American Financial Corp.	1,610	41,168
First Horizon National Corp.	2,620	27,982
HCP, Inc., REIT	311	15,506
Hospitality Properties Trust, REIT	684	18,769
IntercontinentalExchange, Inc. (a)	584	95,233
Janus Capital Group, Inc.	2,625	24,675
Jones Lang LaSalle, Inc.	260	25,847
JPMorgan Chase & Co.	1,739	82,533
KKR & Co., LP	1,440	27,821
Lazard, Ltd., LP, Class A	2,268	77,407

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Loews Corp.	599	$26,398
Marsh & McLennan Cos., Inc.	931	35,350
MetLife, Inc.	753	28,629
Morgan Stanley	182	4,000
Omega Healthcare Investors, Inc., REIT	287	8,713
Pinnacle Financial Partners, Inc. (a)	735	17,170
Progressive Corp., The	4,881	123,343
Senior Housing Properties Trust, REIT	281	7,539
State Street Corp.	942	55,663
Stifel Financial Corp. (a)	33	1,144
TCF Financial Corp.	1,100	16,456
Toronto-Dominion Bank, The	51	4,246
Travelers Cos., Inc., The	507	42,684
Unibail-Rodamco SE, REIT	17	3,960
US Bancorp	1,849	62,736
Valley National Bancorp	677	6,931
Wells Fargo & Co.	1,998	73,905
		1,456,793
HEALTH CARE: 9.0%
Agilent Technologies, Inc.	17	713
Baxter International, Inc.	372	27,022
Becton Dickinson & Co.	881	84,232
Biogen Idec, Inc. (a)	154	29,708
Bio-Rad Laboratories, Inc., Class A (a)	147	18,522
Bristol-Myers Squibb Co.	90	3,707
Celgene Corp. (a)	22	2,550
Charles River Laboratories Intl., Inc. (a)	590	26,119
Covidien PLC	1,273	86,360
Eli Lilly & Co.	289	16,412
Express Scripts Holding Co. (a)	40	2,306
Gilead Sciences, Inc. (a)	950	46,484
GlaxoSmithKline PLC, ADR	423	19,843
Hospira, Inc. (a)	520	17,072
InterMune, Inc. (a)	1,510	13,666
Johnson & Johnson	730	59,517
Life Technologies Corp. (a)	391	25,270
Merck & Co., Inc.	1,473	65,151
Novartis AG	162	11,546
Novartis AG, ADR	910	64,828
Novo Nordisk A/S, B Shares	117	18,858
Patterson Cos., Inc.	1,135	43,175
Pfizer, Inc.	1,552	44,791

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Roche Holding AG	114	$26,576
Roche Holding AG, ADR	1,300	76,180
Salix Pharmaceuticals, Ltd. (a)	260	13,307
Sirona Dental Systems, Inc. (a)	110	8,110
Smith & Nephew PLC	304	3,516
Symmetry Medical, Inc. (a)	1,040	11,908
Teleflex, Inc.	1,175	99,299
Teva Pharmaceutical Industries, Ltd., ADR	590	23,411
UnitedHealth Group, Inc.	76	4,348
Valeant Pharmaceuticals International (a)	705	52,889
VCA Antech, Inc. (a)	1,005	23,607
Waters Corp. (a)	66	6,199
WellPoint, Inc.	406	26,890
Zimmer Holdings, Inc.	155	11,660
		1,115,752
INDUSTRIALS: 10.8%
3M Co.	760	80,796
ABB, Ltd., ADR (a)	129	2,936
Ameresco, Inc., Class A (a)	265	1,961
Atlas Copco AB, A Shares	243	6,914
Blount International, Inc. (a)	1,110	14,852
Brady Corp., Class A	390	13,077
Canadian Pacific Railway, Ltd.	46	6,002
CH Robinson Worldwide, Inc.	1,030	61,244
Chicago Bridge & Iron Co. NV	21	1,304
CSX Corp.	128	3,153
Cummins, Inc.	54	6,254
Danaher Corp.	2,772	172,280
Deere & Co.	102	8,770
Dun & Bradstreet Corp.	245	20,494
East Japan Railway Co.	45	3,704
Eaton Corp PLC	152	9,310
Emerson Electric Co.	748	41,791
Expeditors Int. of Washington, Inc.	1,636	58,422
FedEx Corp.	30	2,946
Generac Holdings, Inc.	130	4,594
General Electric Co.	3,344	77,313
Herman Miller, Inc.	1,437	39,762
Honeywell International, Inc.	700	52,745
IDEX Corp.	250	13,355
IHS, Inc., Class A (a)	41	4,294
Illinois Tool Works, Inc.	604	36,808

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
Insperity, Inc.	600	$17,022
Interface, Inc. (a)	580	11,148
Iron Mountain, Inc.	2,184	79,301
JB Hunt Transport Services, Inc.	640	47,667
Mitsubishi Electric Corp.	267	2,172
MTR Corp. Ltd.	1,230	4,895
Nordson Corp.	59	3,891
Pall Corp.	686	46,902
Pentair, Ltd.	1,254	66,149
Quanta Services, Inc. (a)	245	7,002
Royal Philips (Netherlands)	241	7,130
RR Donnelley & Sons, Co.	893	10,761
Schneider Electric SA	60	4,388
Simpson Manufacturing Co., Inc.	610	18,672
SKF AB, B Shares	216	5,278
Snap-on, Inc.	175	14,473
Stanley Black & Decker, Inc.	107	8,664
Stericycle, Inc. (a)	24	2,548
Tennant Co.	81	3,933
Timken Co.	42	2,376
United Parcel Service, Inc., Class B	590	50,681
UTi Worldwide, Inc.	935	13,539
Verisk Analytics, Inc., Class A (a)	395	24,344
Waste Management, Inc.	2,402	94,181
WW Grainger, Inc.	205	46,120
Xylem, Inc.	196	5,401
		1,343,719
INFORMATION TECHNOLOGY: 11.4%
Accenture PLC, Class A	360	27,349
Adobe Systems, Inc. (a)	117	5,091
Altera Corp.	3,409	120,917
Amdocs, Ltd.	39	1,414
Anixter International, Inc.	320	22,374
Apple, Inc.	33	14,607
Applied Materials, Inc.	6,964	93,875
Aruba Networks, Inc. (a)	61	1,509
Autodesk, Inc. (a)	148	6,104
CA, Inc.	505	12,711
Ceragon Networks, Ltd. (a)	2,505	10,822
Checkpoint Systems, Inc. (a)	1,255	16,390
Ciena Corp. (a)	1,750	28,018
Cisco Systems, Inc.	520	10,873

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Citrix Systems, Inc. (a)	2	$144
Clicksoftware Technologies, Ltd.	1,105	8,884
Cognizant Technology Solutions, Class A (a)	30	2,298
Compuware Corp. (a)	480	6,000
Corning, Inc.	203	2,706
eBay, Inc. (a)	132	7,157
EMC Corp. (a)	79	1,887
Ericsson, B Shares	608	7,617
EZchip Semiconductor, Ltd. (a)	745	17,977
F5 Networks, Inc. (a)	8	713
Facebook, Inc., Class A (a)	85	2,174
Fair Isaac Corp.	330	15,078
Finisar Corp. (a)	1,790	23,610
Genpact, Ltd.	159	2,892
Google, Inc., Class A (a)	222	176,275
Harmonic, Inc. (a)	4,260	24,665
IBM	251	53,538
Intel Corp.	816	17,830
Intuit, Inc.	127	8,338
Itron, Inc. (a)	56	2,598
Mastercard, Inc., Class A	174	94,157
Maxim Integrated Products, Inc.	450	14,693
Microchip Technology, Inc.	452	16,616
Microsoft Corp.	863	24,690
Motorola Solutions, Inc.	1,305	83,559
National Instruments Corp.	2,072	67,858
NetApp, Inc. (a)	117	3,997
Nuance Communications, Inc. (a)	69	1,392
Oracle Corp.	84	2,717
Paychex, Inc.	1,410	49,449
PMC - Sierra, Inc. (a)	2,765	18,774
Qualcomm, Inc.	673	45,057
Rackspace Hosting, Inc. (a)	11	555
Riverbed Technology, Inc. (a)	1,470	21,918
SAP AG	53	4,262
Taiwan Semiconductor Manu. Co., Ltd., ADR	270	4,640
TE Connectivity, Ltd.	788	33,040
Teradata Corp. (a)	36	2,106
Texas Instruments, Inc.	3,657	129,750
VeriSign, Inc. (a)	285	13,475
Visa, Inc., Class A	16	2,717
Western Union Co., The	945	14,214
Xerox Corp	2,651	22,800
		1,426,871

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS: 3.1%
Air Products & Chemicals, Inc.	343	$29,882
Calgon Carbon Corp. (a)	1,290	23,349
Compass Minerals International	890	70,221
Crown Holdings, Inc. (a)	736	30,625
Ecolab, Inc.	620	49,712
EI du Pont de Nemours & Co.	49	2,409
International Paper Co.	415	19,331
Intrepid Potash, Inc.	690	12,944
Novozymes A/S, ADR	599	20,336
Novozymes A/S, B Shares	238	8,082
Nucor Corp.	155	7,153
Potash Corp. of Saskatchewan, Inc.	44	1,727
Praxair, Inc.	881	98,267
Rio Tinto PLC, ADR	81	3,813
Syngenta AG, ADR	43	3,601
Teijin, Ltd.	434	1,007
Umicore SA	80	3,763
		386,222
TELECOMMUNICATION SERVICES: 1.0%
America Movil SAB de CV, Series L, ADR	94	1,970
AT&T, Inc.	1,128	41,386
BCE, Inc.	169	7,891
CenturyLink, Inc.	448	15,738
China Mobile, Ltd.	449	4,759
Verizon Communications, Inc.	426	20,938
Vodafone Group PLC, ADR	1,180	33,524
		126,206
UTILITIES: 3.4%
AGL Resources, Inc.	805	33,770
American Water Works Co., Inc.	696	28,842
CenterPoint Energy, Inc.	77	1,845
Hyflux, Ltd.	1,041	1,228
ITC Holdings Corp.	51	4,552
MDU Resources Group, Inc.	2,660	66,473
National Fuel Gas Co.	20	1,227
National Grid PLC	406	4,718
National Grid PLC, ADR	315	18,273
NiSource, Inc.	1,412	41,428
Northwest Natural Gas Co.	590	25,854
ONEOK, Inc.	882	42,045

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES, continued
Ormat Technologies, Inc.	203	$4,192
Questar Corp.	3,875	94,279
Red Electrica Corp. SA	101	5,086
Sempra Energy	579	46,285
SSE PLC	203	4,589
Xcel Energy, Inc.	20	595
		425,281
TOTAL COMMON STOCKS (Cost $7,561,925)		9,376,447

AFFILIATED INVESTMENT COMPANIES: 13.6%
Pax MSCI EAFE ESG Index ETF	37,688	978,531
Pax World Global Environmental Markets Fnd (b)	16,875	180,223
Pax World International Fund (b)	63,362	537,311

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,573,367)		1,696,065

NON-AFFILIATED INVESTMENT COMPANIES: 6.1%
Schroder Emerging Market Equity Fund (c)	56,338	754,370

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $727,342)		754,370

REPURCHASE AGREEMENT: 2.9%
State Street Repo, 0.010%, Dated: 03/28/13, Due: 04/01/13, Proceeds: $362,000 (collateralized by Freddie Mac, 2.000%, due 01/30/23, principal amt $190,000; market value $185,957)
TOTAL REPURCHASE AGREEMENT (Cost $362,000)	$362,000	362,000

TOTAL INVESTMENTS: 97.9% (Cost $10,224,634)		12,188,882

Other assets and liabilities - (Net): 2.1%		266,700

Net Assets: 100.0%		$12,455,582

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class shares

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Growth and Income Portfolio	March 31, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 64.9%
CONSUMER DISCRETIONARY: 7.0%
Accor SA	71	$2,469
Amazon.com, Inc. (a)	4	1,066
BorgWarner, Inc. (a)	444	34,339
DeVry, Inc.	360	11,430
DIRECTV (a)	65	3,680
DISH Network Corp., Class A	825	31,268
Ford Motor Co.	669	8,797
Gannett Co, Inc.	1,055	23,073
Gentex Corp.	660	13,207
Hanesbrands, Inc. (a)	135	6,151
Hennes & Mauritz AB, B Shares	71	2,543
Home Depot, Inc.	403	28,121
International Game Technology	1,145	18,893
International Speedway Corp., Class A	595	19,445
Interpublic Group of Cos., Inc., The	1,605	20,913
Johnson Controls, Inc.	103	3,612
Madison Square Garden Co., The, Class A (a)	175	10,080
McDonald’s Corp.	125	12,461
Meredith Corp.	365	13,965
Mohawk Industries, Inc. (a)	135	15,271
Newell Rubbermaid, Inc.	2,956	77,152
News Corp., Class A	1,563	47,703
NIKE, Inc., Class B	402	23,722
Nordstrom, Inc.	110	6,075
O’Reilly Automotive, Inc. (a)	389	39,892
PulteGroup, Inc. (a)	1,020	20,645
Royal Caribbean Cruises, Ltd.	445	14,783
Scripps Networks Interactive, Class A	611	39,312
SES SA	473	14,835
Shaw Communications, Inc., Class B	1,695	41,900
Sotheby’s	190	7,108
Staples, Inc.	2,254	30,271
Starbucks Corp.	99	5,639
Target Corp.	1,436	98,294
Time Warner Cable, Inc.	370	35,542
Time Warner, Inc.	810	46,672
TJX Cos., Inc.	36	1,683
Toll Brothers, Inc. (a)	255	8,731
Tractor Supply Co.	25	2,603
Washington Post Co., The, Class B	29	12,963
		856,309

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES: 6.6%
Coca-Cola Co., The	629	$25,437
CVS Caremark Corp.	1,818	99,972
Danone SA	51	3,551
Darling International, Inc. (a)	77	1,383
HJ Heinz Co.	381	27,535
Ingredion, Inc.	111	8,028
Jeronimo Martins SGPS SA	158	3,077
JM Smucker Co., The	463	45,911
Kellogg Co.	455	29,316
Kimberly-Clark Corp.	303	29,688
L’Oreal SA	28	4,442
McCormick & Co., Inc.	1,188	87,377
Mondelez International, Inc., Class A	765	23,417
Natura Cosmeticos SA	78	1,906
PepsiCo, Inc.	1,427	112,890
Procter & Gamble Co., The	1,781	137,244
Safeway, Inc.	603	15,889
Svenska Cellulosa AB, B Shares	270	6,971
Sysco Corp.	1,942	68,300
Unilever NV (Netherlands)	71	2,909
Unilever NV	1,326	54,366
WD-40 Co.	330	18,074
Whole Foods Market, Inc.	33	2,863
		810,546
ENERGY: 7.4%
Apache Corp.	170	13,117
Baker Hughes, Inc.	173	8,029
BG Group PLC, ADR	2,916	50,009
Bristow Group, Inc.	260	17,144
Cameron International Corp. (a)	657	42,836
Cimarex Energy Co.	227	17,125
ConocoPhillips	574	34,497
Contango Oil & Gas Co.	360	14,432
Cosan, Ltd., Class A	158	3,081
Energen Corp.	835	43,428
Energy XXI Bermuda, Ltd.	385	10,480
Ensco PLC, Class A	138	8,280
EQT Corp.	97	6,572
Kinder Morgan Management LLC	1,410	123,869
LinnCo LLC	799	31,201
Marathon Petroleum Corp.	22	1,971
Noble Corp.	611	23,310
Noble Energy, Inc.	418	48,346

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
ENERGY, continued
Occidental Petroleum Corp.	30	$2,351
Pembina Pipeline Corp.	571	18,044
Petroleo Brasileiro SA, ADR	290	4,805
Rosetta Resources, Inc. (a)	80	3,806
Royal Dutch Shell PLC, ADR	550	35,838
Sasol Ltd., ADR	50	2,217
Schlumberger, Ltd.	330	24,714
Seadrill, Ltd.	1,174	43,685
Spectra Energy Corp.	2,764	84,993
Statoil ASA, ADR	1,635	40,254
Suncor Energy, Inc.	520	15,605
Targa Resources Corp.	64	4,349
Total SA, ADR	587	28,165
W&T Offshore, Inc.	2,760	39,192
Williams Cos., Inc., The	1,826	68,402
		914,147
FINANCIALS: 9.7%
American Express Co.	1,546	104,292
American Tower Corp., REIT	152	11,692
Banco Bradesco SA, ADR	235	4,007
Bank of Montreal	265	16,682
Bank of New York Mellon Corp., The	734	20,545
BlackRock, Inc.	157	40,330
Capital One Financial Corp.	302	16,595
CapitaLand, Ltd.	656	1,876
CBRE Group, Inc., Class A (a)	720	18,180
Charles Schwab Corp., The	3,727	65,931
Cincinnati Financial Corp.	766	36,148
City National Corp.	165	9,720
CME Group, Inc.	931	57,154
Digital Realty Trust, Inc., REIT	489	32,719
First American Financial Corp.	1,325	33,880
First Horizon National Corp.	2,025	21,627
HCP, Inc., REIT	644	32,110
Hospitality Properties Trust, REIT	1,377	37,785
IntercontinentalExchange, Inc. (a)	354	57,727
Janus Capital Group, Inc.	2,290	21,526
Jones Lang LaSalle, Inc.	234	23,262
JPMorgan Chase & Co.	1,283	60,891
KKR & Co., LP	1,250	24,150
Lazard, Ltd., LP, Class A	1,545	52,731
Loews Corp.	426	18,774

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Marsh & McLennan Cos., Inc.	654	$24,832
MetLife, Inc.	536	20,379
Morgan Stanley	234	5,143
Omega Healthcare Investors, Inc., REIT	595	18,064
Pinnacle Financial Partners, Inc. (a)	575	13,432
Progressive Corp., The	2,993	75,633
Senior Housing Properties Trust, REIT	583	15,642
State Street Corp.	688	40,654
Stifel Financial Corp. (a)	43	1,491
TCF Financial Corp.	860	12,866
Toronto-Dominion Bank, The	40	3,330
Travelers Cos., Inc., The	365	30,729
Unibail-Rodamco SE, REIT	13	3,028
US Bancorp	1,336	45,330
Valley National Bancorp	1,402	14,356
Wells Fargo & Co.	1,427	52,785
		1,198,028
HEALTH CARE: 8.1%
Agilent Technologies, Inc.	22	923
Baxter International, Inc.	588	42,712
Becton Dickinson & Co.	588	56,219
Biogen Idec, Inc. (a)	91	17,555
Bio-Rad Laboratories, Inc., Class A (a)	125	15,750
Bristol-Myers Squibb Co.	115	4,737
Celgene Corp. (a)	28	3,245
Charles River Laboratories Intl., Inc. (a)	510	22,578
Covidien PLC	776	52,644
Eli Lilly & Co.	599	34,017
Express Scripts Holding Co. (a)	51	2,940
Gilead Sciences, Inc. (a)	795	38,898
GlaxoSmithKline PLC, ADR	876	41,093
Hospira, Inc. (a)	455	14,938
InterMune, Inc. (a)	1,180	10,679
Johnson & Johnson	899	73,295
Life Technologies Corp. (a)	338	21,845
Merck & Co., Inc.	1,750	77,403
Novartis AG	127	9,052
Novartis AG, ADR	749	53,359
Novo Nordisk A/S, B Shares	91	14,668
Patterson Cos., Inc.	945	35,948
Pfizer, Inc.	1,853	53,479
Roche Holding AG	98	22,846
Roche Holding AG, ADR	774	45,356

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Salix Pharmaceuticals, Ltd. (a)	205	$10,492
Sirona Dental Systems, Inc. (a)	85	6,267
Smith & Nephew PLC	237	2,741
Symmetry Medical, Inc. (a)	915	10,477
Teleflex, Inc.	970	81,975
Teva Pharmaceutical Industries, Ltd., ADR	424	16,824
UnitedHealth Group, Inc.	97	5,549
Valeant Pharmaceuticals International (a)	585	43,887
VCA Antech, Inc. (a)	770	18,087
Waters Corp. (a)	51	4,789
WellPoint, Inc.	293	19,405
Zimmer Holdings, Inc.	135	10,155
		996,827
INDUSTRIALS: 8.7%
3M Co.	457	48,584
ABB, Ltd., ADR (a)	166	3,778
Ameresco, Inc., Class A (a)	207	1,532
Atlas Copco AB, A Shares	190	5,406
Blount International, Inc. (a)	850	11,373
Brady Corp., Class A	330	11,065
Canadian Pacific Railway, Ltd.	36	4,697
CH Robinson Worldwide, Inc.	855	50,838
Chicago Bridge & Iron Co. NV	27	1,677
CSX Corp.	165	4,064
Cummins, Inc.	70	8,107
Danaher Corp.	1,725	107,209
Deere & Co.	101	8,684
Dun & Bradstreet Corp.	213	17,817
East Japan Railway Co.	66	5,433
Eaton Corp PLC	144	8,820
Emerson Electric Co.	587	32,796
Expeditors Int. of Washington, Inc.	1,359	48,530
FedEx Corp.	24	2,357
Generac Holdings, Inc.	102	3,605
General Electric Co.	4,404	101,820
Herman Miller, Inc.	856	23,686
Honeywell International, Inc.	491	36,997
IDEX Corp.	240	12,821
IHS, Inc., Class A (a)	32	3,351
Illinois Tool Works, Inc.	426	25,960
Insperity, Inc.	465	13,192
Interface, Inc. (a)	505	9,706

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
Iron Mountain, Inc.	1,806	$65,576
JB Hunt Transport Services, Inc.	381	28,377
Mitsubishi Electric Corp.	350	2,847
MTR Corp. Ltd.	710	2,826
Nordson Corp.	75	4,946
Pall Corp.	408	27,895
Pentair, Ltd.	1,067	56,284
Quanta Services, Inc. (a)	214	6,116
Royal Philips (Netherlands)	188	5,562
RR Donnelley & Sons, Co.	1,851	22,305
Schneider Electric SA	45	3,291
Simpson Manufacturing Co., Inc.	545	16,682
SKF AB, B Shares	169	4,130
Snap-on, Inc.	155	12,819
Stanley Black & Decker, Inc.	92	7,449
Stericycle, Inc. (a)	31	3,292
Tennant Co.	63	3,059
Timken Co.	54	3,055
United Parcel Service, Inc., Class B	490	42,091
UTi Worldwide, Inc.	700	10,136
Verisk Analytics, Inc., Class A (a)	295	18,181
Waste Management, Inc.	1,995	78,223
WW Grainger, Inc.	122	27,447
Xylem, Inc.	190	5,236
		1,071,730
INFORMATION TECHNOLOGY: 9.4%
Accenture PLC, Class A	295	22,411
Adobe Systems, Inc. (a)	91	3,959
Altera Corp.	2,073	73,529
Amdocs, Ltd.	50	1,813
Anixter International, Inc.	245	17,130
Apple, Inc.	36	15,935
Applied Materials, Inc.	5,792	78,076
Aruba Networks, Inc. (a)	78	1,930
Autodesk, Inc. (a)	115	4,743
CA, Inc.	1,048	26,378
Ceragon Networks, Ltd. (a)	1,955	8,446
Checkpoint Systems, Inc. (a)	990	12,929
Ciena Corp. (a)	1,350	21,614
Cisco Systems, Inc.	514	10,748
Citrix Systems, Inc. (a)	3	216
Clicksoftware Technologies, Ltd.	870	6,994

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Cognizant Technology Solutions, Class A (a)	38	$2,911
Compuware Corp. (a)	375	4,688
Corning, Inc.	158	2,106
eBay, Inc. (a)	103	5,585
EMC Corp. (a)	101	2,413
Ericsson, B Shares	475	5,951
EZchip Semiconductor, Ltd. (a)	575	13,875
F5 Networks, Inc. (a)	11	980
Facebook, Inc., Class A (a)	109	2,788
Fair Isaac Corp.	285	13,022
Finisar Corp. (a)	1,385	18,268
Genpact, Ltd.	204	3,711
Google, Inc., Class A (a)	166	131,808
Harmonic, Inc. (a)	3,290	19,049
IBM	195	41,594
Intel Corp.	1,692	36,970
Intuit, Inc.	163	10,701
Itron, Inc. (a)	43	1,995
Mastercard, Inc., Class A	126	68,182
Maxim Integrated Products, Inc.	934	30,495
Microchip Technology, Inc.	938	34,480
Microsoft Corp.	634	18,139
Motorola Solutions, Inc.	1,058	67,744
National Instruments Corp.	1,234	40,414
NetApp, Inc. (a)	91	3,109
Nuance Communications, Inc. (a)	88	1,776
Oracle Corp.	108	3,493
Paychex, Inc.	1,175	41,207
PMC - Sierra, Inc. (a)	2,140	14,531
Qualcomm, Inc.	621	41,576
Rackspace Hosting, Inc. (a)	14	707
Riverbed Technology, Inc. (a)	1,085	16,177
SAP AG	41	3,298
Taiwan Semiconductor Manu. Co., Ltd., ADR	283	4,865
TE Connectivity, Ltd.	560	23,481
Teradata Corp. (a)	46	2,691
Texas Instruments, Inc.	2,186	77,559
VeriSign, Inc. (a)	220	10,401
Visa, Inc., Class A	21	3,567
Western Union Co., The	820	12,333
Xerox Corp	1,988	17,097
		1,162,588

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS: 2.6%
Air Products & Chemicals, Inc.	242	$21,083
Calgon Carbon Corp. (a)	990	17,919
Compass Minerals International	730	57,597
Crown Holdings, Inc. (a)	522	21,720
Ecolab, Inc.	385	30,869
EI du Pont de Nemours & Co.	63	3,097
International Paper Co.	860	40,059
Intrepid Potash, Inc.	520	9,755
Novozymes A/S, ADR	388	13,173
Novozymes A/S, B Shares	186	6,316
Nucor Corp.	163	7,522
Potash Corp. of Saskatchewan, Inc.	57	2,237
Praxair, Inc.	623	69,490
Rio Tinto PLC, ADR	105	4,944
Syngenta AG, ADR	55	4,607
Teijin, Ltd.	700	1,624
Umicore SA	62	2,916
		314,928
TELECOMMUNICATION SERVICES: 1.3%
America Movil SAB de CV, Series L, ADR	121	2,536
AT&T, Inc.	1,473	54,044
BCE, Inc.	351	16,388
CenturyLink, Inc.	317	11,136
China Mobile, Ltd.	372	3,944
Verizon Communications, Inc.	302	14,843
Vodafone Group PLC, ADR	2,204	62,616
		165,507
UTILITIES: 4.1%
AGL Resources, Inc.	685	28,736
American Water Works Co., Inc.	1,443	59,798
CenterPoint Energy, Inc.	99	2,372
Hyflux, Ltd.	1,315	1,551
ITC Holdings Corp.	40	3,570
MDU Resources Group, Inc.	2,165	54,103
National Fuel Gas Co.	25	1,534
National Grid PLC	316	3,672
National Grid PLC, ADR	652	37,823
NiSource, Inc.	2,927	85,878
Northwest Natural Gas Co.	470	20,595
ONEOK, Inc.	1,660	79,132
Ormat Technologies, Inc.	158	3,263

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES, continued
Questar Corp.	3,177	$77,296
Red Electrica Corp. SA	79	3,979
Sempra Energy	421	33,655
SSE PLC	158	3,572
Xcel Energy, Inc.	26	772
		501,301
TOTAL COMMON STOCKS (Cost $6,321,275)		7,991,911

AFFILIATED INVESTMENT COMPANIES: 14.5%
Pax MSCI EAFE ESG Index ETF	28,606	742,726
Pax World Balanced Fund (b)	210	5,283
Pax World Global Environmental Markets Fund (b)	23,946	255,742
Pax World High Yield Bond Fund (b)	60,534	457,637
Pax World International Fund (b)	38,604	327,362

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,683,881)		1,788,750

NON-AFFILIATED INVESTMENT COMPANIES: 10.0%
Access Capital Community Investment Fund (b)	18,575	178,133
CRA Qualified Investment Fund (b)	403	4,462
PIMCO Income Fund (b)	28,993	363,567
Schroder Emerging Market Equity Fund (c)	48,527	649,776
TIAA-CREF Social Choice Bond Fund (b)	3,493	35,039

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $1,237,145)		1,230,977

BONDS: 5.1%
CORPORATE BONDS: 2.1%
CONSUMER DISCRETIONARY: 0.1%
Advance Auto Parts, Inc., 4.500%, 01/15/22	$3,000	3,089
BorgWarner, Inc., 5.750%, 11/01/16	6,000	6,849
Ethan Allen Global, Inc., 5.375%, 10/01/15	3,000	3,135
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	5,000	5,375
		18,448
ENERGY: 0.1%
ConocoPhillips Holding Co., 6.950%, 04/15/29	5,000	6,773
MidAmerican Energy Co., 6.750%, 12/30/31	6,000	8,079
Newfield Exploration Co., 7.125%, 05/15/18	3,000	3,131
		17,983

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS: 1.2%
Bank of America Corp., 5.650%, 05/01/18	$5,000	$5,791
Citigroup, Inc., 6.125%, 11/21/17	5,000	5,918
ERP Operating, LP, 7.125%, 10/15/17	5,000	5,990
Federal Realty Investment Trust, REIT, 5.650%, 06/01/16	3,000	3,385
Fidelity National Financial, Inc., 5.500%, 09/01/22	3,000	3,412
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	5,000	5,530
GATX Corp. 2008-2 Pass Through Trust, 9.000%, 11/15/13	7,860	8,238
International Finance Corp., 2.250%, 04/28/14	10,000	10,203
International Finance Corp., 0.500%, 05/16/16	10,000	10,006
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	25,000	25,281
JPMorgan Chase & Co., 4.625%, 05/10/21	5,000	5,598
Kemper Corp., 6.000%, 11/30/15	3,000	3,287
Progressive Corp., The, 6.700%, 06/15/37	5,000	5,550
ProLogis, LP, 6.125%, 12/01/16	10,000	11,514
State Street Corp., 7.350%, 06/15/26	10,000	13,958
Wells Fargo & Co., 3.500%, 03/08/22	3,000	3,159
Willis North America, Inc., 5.625%, 07/15/15	10,000	10,851
		137,671
HEALTH CARE: 0.2%
DENTSPLY International, Inc., 2.750%, 08/15/16	4,000	4,157
Howard Hughes Medical Institute, 3.450%, 09/01/14	10,000	10,471
McKesson Corp., 6.000%, 03/01/41	4,000	5,173
		19,801
INDUSTRIALS: 0.2%
Dun & Bradstreet Corp., 4.375%, 12/01/22	5,000	5,093
Kansas City Southern de Mexico SA de CV, 6.625%, 12/15/20	5,000	5,700
Kennametal, Inc., 2.650%, 11/01/19	5,000	5,006
Owens Corning, 6.500%, 12/01/16	2,000	2,254
Owens Corning, 4.200%, 12/15/22	5,000	5,124
Verisk Analytics, Inc., 5.800%, 05/01/21	5,000	5,779
		28,956
INFORMATION TECHNOLOGY: 0.1%
KLA-Tencor Corp., 6.900%, 05/01/18	6,000	7,201

MATERIALS: 0.1%
Carpenter Technology Corp., 4.450%, 03/01/23	2,000	2,058
Domtar Corp., 9.500%, 08/01/16	5,000	5,964
		8,022

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
TELECOMMUNICATION SERVICES: 0.0%
Frontier Communications Corp., 7.125%, 03/15/19	$3,000	$3,255

UTILITIES: 0.1%
American Water Capital Corp., 6.085%, 10/15/17	7,000	8,367
CMS Energy Corp., 4.250%, 09/30/15	6,000	6,471
		14,838
TOTAL CORPORATE BONDS (Cost $237,939)		256,175

U.S. GOVERNMENT AGENCY BONDS: 0.5%
FREDDIE MAC (AGENCY): 0.1%
1.250%, 10/02/19	6,000	5,967
2.375%, 01/13/22	4,000	4,171
		10,138
FANNIE MAE (AGENCY): 0.4%
1.625%, 10/26/15	14,000	14,446
5.375%, 07/15/16	12,000	13,917
6.625%, 11/15/30	8,000	11,946
5.625%, 07/15/37	6,000	8,367
		48,676
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $57,221)		58,814

GOVERNMENT BONDS: 0.2%
Egypt Government AID Bonds, 4.450%, 09/15/15	10,000	10,981
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	10,000	10,212

TOTAL GOVERNMENT BONDS (Cost $20,581)		21,193

U.S. TREASURY NOTES: 1.1%
0.625%, 04/15/13 (TIPS)	8,715	8,751
1.875%, 07/15/13 (TIPS)	18,805	19,184
1.250%, 04/15/14 (TIPS)	13,056	13,495
1.625%, 01/15/15 (TIPS)	3,618	3,860
0.500%, 04/15/15 (TIPS)	3,188	3,350
0.125%, 04/15/16 (TIPS)	21,907	23,286
1.375%, 07/15/18 (TIPS)	6,407	7,510

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. TREASURY NOTES, continued
1.375%, 01/15/20 (TIPS)	$8,518	$10,155
2.375%, 01/15/25 (TIPS)	3,665	4,926
1.750%, 01/15/28 (TIPS)	27,478	34,987
3.375%, 04/15/32 (TIPS)	6,486	10,453

TOTAL U.S. TREASURY NOTES (Cost $124,483)		139,957

MORTGAGE-BACKED SECURITIES: 1.2%
GINNIE MAE (MORTGAGE BACKED): 0.2%
3.000%, 08/01/42	18,006	18,592

FREDDIE MAC (MORTGAGE BACKED): 0.5%
2.500%, 10/01/27	9,634	9,997
5.000%, 06/01/39	11,607	12,486
4.500%, 07/01/39	7,936	8,493
4.500%, 11/01/39	6,973	7,462
4.500%, 09/01/40	9,229	9,882
4.000%, 10/01/41	7,566	8,045
		56,365
FANNIE MAE (MORTGAGE BACKED): 0.3%
2.190%, 01/01/23	10,000	9,982
4.000%, 03/01/26	9,441	10,111
4.000%, 01/01/41	5,786	6,173
3.500%, 02/01/41	6,915	7,309
4.000%, 12/01/41	6,661	7,109
		40,684
COMMERCIAL MORTGAGE-BACKED: 0.2%
Ally Auto Receivables Trust, 1.110%, 01/15/15	3,732	3,738
Ally Auto Receivables Trust, 0.970%, 08/17/15	3,433	3,443
Hyundai Auto Receivables Trust 2009-A, 3.150%, 03/15/16	8,446	8,545
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	10,000	10,201
		25,927
TOTAL MORTGAGE-BACKED SECURITIES (Cost $139,531)		141,568

TOTAL BONDS (Cost $579,755)		617,707

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
REPURCHASE AGREEMENT: 1.0%
State Street Repo, 0.010%, Dated: 03/28/13, Due: 04/01/13, Proceeds: $125,000 (collateralized by Freddie Mac, 2.000%, due 01/30/23, principal amount $135,000; market value $132,127)
TOTAL REPURCHASE AGREEMENT (Cost $125,000)	$125,000	$125,000

TOTAL INVESTMENTS: 95.5% (Cost $9,947,056)		11,754,345

Other assets and liabilities - (Net): 4.5%		551,799

Net Assets: 100.0%		$12,306,144

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class shares

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
ESG Managers® Balanced Portfolio	March 31, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 50.6%
CONSUMER DISCRETIONARY: 5.8%
Accor SA	74	$2,574
Amazon.com, Inc. (a)	4	1,066
BorgWarner, Inc. (a)	591	45,708
DeVry, Inc.	430	13,653
DIRECTV (a)	59	3,340
DISH Network Corp., Class A	1,001	37,938
Ford Motor Co.	607	7,982
Gannett Co, Inc.	1,270	27,775
Gentex Corp.	755	15,108
Hanesbrands, Inc. (a)	155	7,062
Hennes & Mauritz AB, B Shares	74	2,650
Home Depot, Inc.	475	33,146
International Game Technology	1,380	22,770
International Speedway Corp., Class A	715	23,366
Interpublic Group of Cos., Inc., The	1,915	24,952
Johnson Controls, Inc.	107	3,752
Madison Square Garden Co., The, Class A (a)	210	12,096
McDonald’s Corp.	156	15,552
Meredith Corp.	435	16,643
Mohawk Industries, Inc. (a)	175	19,796
Newell Rubbermaid, Inc.	3,930	102,573
News Corp., Class A	1,843	56,248
NIKE, Inc., Class B	495	29,210
Nordstrom, Inc.	130	7,180
O’Reilly Automotive, Inc. (a)	533	54,659
PulteGroup, Inc. (a)	1,185	23,984
Royal Caribbean Cruises, Ltd.	535	17,773
Scripps Networks Interactive, Class A	838	53,917
SES SA	557	17,470
Shaw Communications, Inc., Class B	1,985	49,069
Sotheby’s	230	8,604
Staples, Inc.	1,722	23,126
Starbucks Corp.	90	5,126
Target Corp.	1,753	119,993
Time Warner Cable, Inc.	431	41,402
Time Warner, Inc.	934	53,817
TJX Cos., Inc.	37	1,730
Toll Brothers, Inc. (a)	285	9,758
Tractor Supply Co.	26	2,707
Washington Post Co., The, Class B	36	16,092
		1,031,367

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES: 5.5%
Coca-Cola Co., The	749	$30,290
CVS Caremark Corp.	2,139	117,624
Danone SA	53	3,690
Darling International, Inc. (a)	80	1,437
HJ Heinz Co.	349	25,222
Ingredion, Inc.	101	7,304
Jeronimo Martins SGPS SA	164	3,194
JM Smucker Co., The	615	60,983
Kellogg Co.	545	35,114
Kimberly-Clark Corp.	365	35,763
L’Oreal SA	29	4,601
McCormick & Co., Inc.	1,457	107,162
Mondelez International, Inc., Class A	820	25,100
Natura Cosmeticos SA	85	2,077
PepsiCo, Inc.	1,666	131,797
Procter & Gamble Co., The	2,202	169,686
Safeway, Inc.	658	17,338
Svenska Cellulosa AB, B Shares	281	7,255
Sysco Corp.	2,269	79,801
Unilever NV (Netherlands)	74	3,032
Unilever NV	1,818	74,538
WD-40 Co.	370	20,265
Whole Foods Market, Inc.	30	2,603
		965,876
ENERGY: 5.3%
Apache Corp.	206	15,895
Baker Hughes, Inc.	157	7,286
BG Group PLC, ADR	4,008	68,737
Bristow Group, Inc.	310	20,441
Cameron International Corp. (a)	900	58,680
Cimarex Energy Co.	311	23,462
ConocoPhillips	680	40,868
Contango Oil & Gas Co.	430	17,239
Cosan, Ltd., Class A	164	3,198
Energen Corp.	975	50,710
Energy XXI Bermuda, Ltd.	445	12,113
Ensco PLC, Class A	125	7,500
EQT Corp.	88	5,962
Kinder Morgan Management LLC	1,095	96,196
LinnCo LLC	628	24,523
Marathon Petroleum Corp.	20	1,792
Noble Corp.	727	27,735

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
Noble Energy, Inc.	555	$64,191
Occidental Petroleum Corp.	27	2,116
Pembina Pipeline Corp.	444	14,030
Petroleo Brasileiro SA, ADR	365	6,048
Rosetta Resources, Inc. (a)	72	3,426
Royal Dutch Shell PLC, ADR	662	43,136
Sasol Ltd., ADR	45	1,995
Schlumberger, Ltd.	398	29,806
Seadrill, Ltd.	912	33,936
Spectra Energy Corp.	2,713	83,425
Statoil ASA, ADR	1,303	32,080
Suncor Energy, Inc.	632	18,966
Targa Resources Corp.	58	3,942
Total SA, ADR	456	21,879
W&T Offshore, Inc.	3,200	45,440
Williams Cos., Inc., The	1,419	53,156
		939,909
FINANCIALS: 7.7%
American Express Co.	1,984	133,841
American Tower Corp., REIT	138	10,615
Banco Bradesco SA, ADR	244	4,156
Bank of Montreal	206	12,968
Bank of New York Mellon Corp., The	819	22,924
BlackRock, Inc.	202	51,890
Capital One Financial Corp.	360	19,782
CapitaLand, Ltd.	622	1,779
CBRE Group, Inc., Class A (a)	865	21,841
Charles Schwab Corp., The	4,316	76,350
Cincinnati Financial Corp.	596	28,125
City National Corp.	195	11,487
CME Group, Inc.	998	61,267
Digital Realty Trust, Inc., REIT	388	25,961
First American Financial Corp.	1,565	40,017
First Horizon National Corp.	2,330	24,884
HCP, Inc., REIT	501	24,980
Hospitality Properties Trust, REIT	1,078	29,580
IntercontinentalExchange, Inc. (a)	487	79,415
Janus Capital Group, Inc.	2,755	25,897
Jones Lang LaSalle, Inc.	280	27,835
JPMorgan Chase & Co.	1,500	71,190
KKR & Co., LP	1,500	28,980
Lazard, Ltd., LP, Class A	2,019	68,908

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Loews Corp.	512	$22,564
Marsh & McLennan Cos., Inc.	788	29,920
MetLife, Inc.	620	23,572
Morgan Stanley	212	4,660
Omega Healthcare Investors, Inc., REIT	463	14,057
Pinnacle Financial Partners, Inc. (a)	645	15,067
Progressive Corp., The	4,076	103,001
Senior Housing Properties Trust, REIT	453	12,154
State Street Corp.	796	47,036
Stifel Financial Corp. (a)	39	1,352
TCF Financial Corp.	965	14,436
Toronto-Dominion Bank, The	41	3,414
Travelers Cos., Inc., The	434	36,538
Unibail-Rodamco SE, REIT	14	3,261
US Bancorp	1,603	54,390
Valley National Bancorp	1,090	11,162
Wells Fargo & Co.	1,707	63,142
		1,364,398
HEALTH CARE: 6.2%
Agilent Technologies, Inc.	20	839
Baxter International, Inc.	486	35,303
Becton Dickinson & Co.	765	73,142
Biogen Idec, Inc. (a)	125	24,114
Bio-Rad Laboratories, Inc., Class A (a)	150	18,900
Bristol-Myers Squibb Co.	105	4,325
Celgene Corp. (a)	26	3,014
Charles River Laboratories Intl., Inc. (a)	615	27,226
Covidien PLC	1,039	70,486
Eli Lilly & Co.	466	26,464
Express Scripts Holding Co. (a)	47	2,710
Gilead Sciences, Inc. (a)	940	45,994
GlaxoSmithKline PLC, ADR	681	31,946
Hospira, Inc. (a)	545	17,892
InterMune, Inc. (a)	1,325	11,991
Johnson & Johnson	836	68,159
Life Technologies Corp. (a)	391	25,270
Merck & Co., Inc.	1,644	72,714
Novartis AG	131	9,337
Novartis AG, ADR	860	61,266
Novo Nordisk A/S, B Shares	94	15,151
Patterson Cos., Inc.	1,110	42,224
Pfizer, Inc.	1,700	49,062

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Roche Holding AG	92	$21,447
Roche Holding AG, ADR	1,085	63,581
Salix Pharmaceuticals, Ltd. (a)	225	11,516
Sirona Dental Systems, Inc. (a)	95	7,004
Smith & Nephew PLC	246	2,845
Symmetry Medical, Inc. (a)	1,085	12,423
Teleflex, Inc.	1,135	95,919
Teva Pharmaceutical Industries, Ltd., ADR	512	20,316
UnitedHealth Group, Inc.	88	5,034
Valeant Pharmaceuticals International (a)	685	51,389
VCA Antech, Inc. (a)	895	21,024
Waters Corp. (a)	53	4,977
WellPoint, Inc.	346	22,916
Zimmer Holdings, Inc.	165	12,411
		1,090,331
INDUSTRIALS: 7.1%
3M Co.	622	66,125
ABB, Ltd., ADR (a)	151	3,437
Ameresco, Inc., Class A (a)	214	1,584
Atlas Copco AB, A Shares	197	5,605
Blount International, Inc. (a)	980	13,112
Brady Corp., Class A	410	13,747
Canadian Pacific Railway, Ltd.	37	4,827
CH Robinson Worldwide, Inc.	1,005	59,757
Chicago Bridge & Iron Co. NV	25	1,553
CSX Corp.	149	3,670
Cummins, Inc.	63	7,296
Danaher Corp.	2,336	145,181
Deere & Co.	97	8,340
Dun & Bradstreet Corp.	255	21,331
East Japan Railway Co.	56	4,610
Eaton Corp PLC	142	8,698
Emerson Electric Co.	675	37,712
Expeditors Int. of Washington, Inc.	1,587	56,672
FedEx Corp.	25	2,455
Generac Holdings, Inc.	106	3,746
General Electric Co.	3,981	92,040
Herman Miller, Inc.	1,173	32,457
Honeywell International, Inc.	611	46,039
IDEX Corp.	290	15,492
IHS, Inc., Class A (a)	33	3,456
Illinois Tool Works, Inc.	509	31,018

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
Insperity, Inc.	535	$15,178
Interface, Inc. (a)	605	11,628
Iron Mountain, Inc.	2,102	76,323
JB Hunt Transport Services, Inc.	522	38,879
Mitsubishi Electric Corp.	283	2,302
MTR Corp. Ltd.	638	2,539
Nordson Corp.	68	4,485
Pall Corp.	560	38,287
Pentair, Ltd.	1,231	64,934
Quanta Services, Inc. (a)	214	6,116
Royal Philips (Netherlands)	195	5,769
RR Donnelley & Sons, Co.	1,438	17,328
Schneider Electric SA	42	3,071
Simpson Manufacturing Co., Inc.	610	18,672
SKF AB, B Shares	175	4,276
Snap-on, Inc.	185	15,300
Stanley Black & Decker, Inc.	112	9,069
Stericycle, Inc. (a)	28	2,973
Tennant Co.	66	3,205
Timken Co.	49	2,772
United Parcel Service, Inc., Class B	575	49,393
UTi Worldwide, Inc.	825	11,946
Verisk Analytics, Inc., Class A (a)	370	22,803
Waste Management, Inc.	2,315	90,770
WW Grainger, Inc.	167	37,572
Xylem, Inc.	184	5,071
		1,250,621
INFORMATION TECHNOLOGY: 7.5%
Accenture PLC, Class A	325	24,690
Adobe Systems, Inc. (a)	94	4,090
Altera Corp.	2,849	101,054
Amdocs, Ltd.	45	1,631
Anixter International, Inc.	295	20,626
Apple, Inc.	35	15,492
Applied Materials, Inc.	6,746	90,936
Aruba Networks, Inc. (a)	71	1,757
Autodesk, Inc. (a)	120	4,949
CA, Inc.	814	20,488
Ceragon Networks, Ltd. (a)	2,200	9,504
Checkpoint Systems, Inc. (a)	1,100	14,366
Ciena Corp. (a)	1,555	24,896
Cisco Systems, Inc.	497	10,392

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Citrix Systems, Inc. (a)	2	$144
Clicksoftware Technologies, Ltd.	1,010	8,120
Cognizant Technology Solutions, Class A (a)	34	2,605
Compuware Corp. (a)	420	5,250
Corning, Inc.	164	2,186
eBay, Inc. (a)	107	5,802
EMC Corp. (a)	92	2,198
Ericsson, B Shares	492	6,164
EZchip Semiconductor, Ltd. (a)	660	15,926
F5 Networks, Inc. (a)	10	891
Facebook, Inc., Class A (a)	99	2,532
Fair Isaac Corp.	345	15,763
Finisar Corp. (a)	1,595	21,038
Genpact, Ltd.	185	3,365
Google, Inc., Class A (a)	203	161,188
Harmonic, Inc. (a)	3,785	21,915
IBM	225	47,993
Intel Corp.	1,315	28,733
Intuit, Inc.	148	9,716
Itron, Inc. (a)	45	2,088
Mastercard, Inc., Class A	157	84,957
Maxim Integrated Products, Inc.	726	23,704
Microchip Technology, Inc.	729	26,798
Microsoft Corp.	727	20,799
Motorola Solutions, Inc.	1,244	79,653
National Instruments Corp.	1,692	55,413
NetApp, Inc. (a)	94	3,211
Nuance Communications, Inc. (a)	80	1,614
Oracle Corp.	98	3,169
Paychex, Inc.	1,375	48,221
PMC - Sierra, Inc. (a)	2,425	16,466
Qualcomm, Inc.	704	47,133
Rackspace Hosting, Inc. (a)	12	606
Riverbed Technology, Inc. (a)	1,305	19,458
SAP AG	43	3,458
Taiwan Semiconductor Manu. Co., Ltd., ADR	270	4,641
TE Connectivity, Ltd.	664	27,842
Teradata Corp. (a)	42	2,457
Texas Instruments, Inc.	3,005	106,617
VeriSign, Inc. (a)	250	11,820
Visa, Inc., Class A	19	3,227
Western Union Co., The	985	14,814
Xerox Corp	2,400	20,640
		1,335,206

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS: 2.0%
Air Products & Chemicals, Inc.	289	$25,178
Calgon Carbon Corp. (a)	1,120	20,272
Compass Minerals International	850	67,065
Crown Holdings, Inc. (a)	624	25,965
Ecolab, Inc.	514	41,213
EI du Pont de Nemours & Co.	58	2,851
International Paper Co.	668	31,115
Intrepid Potash, Inc.	610	11,444
Novozymes A/S, ADR	489	16,602
Novozymes A/S, B Shares	193	6,554
Nucor Corp.	155	7,153
Potash Corp. of Saskatchewan, Inc.	51	2,002
Praxair, Inc.	779	86,890
Rio Tinto PLC, ADR	95	4,473
Syngenta AG, ADR	50	4,188
Teijin, Ltd.	565	1,311
Umicore SA	64	3,010
		357,286
TELECOMMUNICATION SERVICES: 0.8%
America Movil SAB de CV, Series L, ADR	109	2,285
AT&T, Inc.	1,340	49,165
BCE, Inc.	272	12,700
CenturyLink, Inc.	383	13,455
China Mobile, Ltd.	365	3,869
Verizon Communications, Inc.	361	17,743
Vodafone Group PLC, ADR	1,731	49,178
		148,395
UTILITIES: 2.7%
AGL Resources, Inc.	800	33,560
American Water Works Co., Inc.	1,122	46,496
CenterPoint Energy, Inc.	89	2,132
Hyflux, Ltd.	1,230	1,451
ITC Holdings Corp.	41	3,660
MDU Resources Group, Inc.	2,505	62,600
National Fuel Gas Co.	23	1,411
National Grid PLC	328	3,811
National Grid PLC, ADR	507	29,411
NiSource, Inc.	2,275	66,749
Northwest Natural Gas Co.	510	22,348
ONEOK, Inc.	1,326	63,210

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES, continued
Ormat Technologies, Inc.	164	$3,387
Questar Corp.	3,699	89,997
Red Electrica Corp. SA	82	4,130
Sempra Energy	494	39,490
SSE PLC	164	3,707
Xcel Energy, Inc.	23	683
		478,233
TOTAL COMMON STOCKS (Cost $7,256,640)		8,961,622

AFFILIATED INVESTMENT COMPANIES: 12.2%
Pax MSCI EAFE ESG Index ETF	30,624	795,122
Pax World Balanced Fund (b)	20,432	514,899
Pax World Global Environmental Markets Fund (b)	22,283	237,980
Pax World High Yield Bond Fund (b)	61,203	462,697
Pax World International Fund (b)	17,688	149,991

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,000,579)		2,160,689

NON-AFFILIATED INVESTMENT COMPANIES: 20.5%
Access Capital Community Investment Fund (b)	78,634	754,102
CRA Qualified Investment Fund (b)	77,783	861,063
PIMCO Income Fund (b)	43,823	549,537
Schroder Emerging Market Equity Fund (c)	44,360	593,984
TIAA-CREF Social Choice Bond Fund (b)	87,218	874,796

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $3,636,578)		3,633,482

BONDS: 12.4%
CORPORATE BONDS: 5.0%
CONSUMER DISCRETIONARY: 0.3%
Advance Auto Parts, Inc., 4.500%, 01/15/22	10,000	10,297
BorgWarner, Inc., 5.750%, 11/01/16	20,000	22,830
Ethan Allen Global, Inc., 5.375%, 10/01/15	11,000	11,495
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	15,000	16,125
		60,747

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
ENERGY: 0.5%
ConocoPhillips Holding Co., 6.950%, 04/15/29	$25,000	$33,863
MidAmerican Energy Co., 6.750%, 12/30/31	30,000	40,397
Newfield Exploration Co., 7.125%, 05/15/18	11,000	11,481
		85,741
FINANCIALS: 2.5%
Bank of America Corp., 5.650%, 05/01/18	15,000	17,372
Citigroup, Inc., 6.125%, 11/21/17	15,000	17,754
ERP Operating, LP, 7.125%, 10/15/17	20,000	23,960
Federal Realty Investment Trust, REIT, 5.650%, 06/01/16	12,000	13,540
Fidelity National Financial, Inc., 5.500%, 09/01/22	11,000	12,511
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	15,000	16,589
GATX Corp. 2008-2 Pass Through Trust, 9.000%, 11/15/13	27,510	28,832
International Finance Corp., 2.250%, 04/28/14	35,000	35,712
International Finance Corp., 0.500%, 05/16/16	35,000	35,023
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	75,842
JPMorgan Chase & Co., 4.625%, 05/10/21	15,000	16,794
Kemper Corp., 6.000%, 11/30/15	11,000	12,052
Progressive Corp., The, 6.700%, 06/15/37	25,000	27,750
ProLogis, LP, 6.125%, 12/01/16	30,000	34,543
State Street Corp., 7.350%, 06/15/26	20,000	27,916
Wells Fargo & Co., 3.500%, 03/08/22	10,000	10,530
Willis North America, Inc., 5.625%, 07/15/15	30,000	32,554
		439,274
HEALTH CARE: 0.4%
DENTSPLY International, Inc., 2.750%, 08/15/16	12,000	12,471
Howard Hughes Medical Institute, 3.450%, 09/01/14	45,000	47,119
McKesson Corp., 6.000%, 03/01/41	11,000	14,225
		73,815
INDUSTRIALS: 0.6%
Dun & Bradstreet Corp., 4.375%, 12/01/22	20,000	20,372
Kansas City Southern de Mexico SA de CV, 6.625%, 12/15/20	15,000	17,100
Kennametal, Inc., 2.650%, 11/01/19	20,000	20,024
Owens Corning, 6.500%, 12/01/16	4,000	4,507
Owens Corning, 4.200%, 12/15/22	17,000	17,421
Verisk Analytics, Inc., 5.800%, 05/01/21	18,000	20,803
		100,227
INFORMATION TECHNOLOGY: 0.1%
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	26,403

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
MATERIALS: 0.2%
Carpenter Technology Corp., 4.450%, 03/01/23	$9,000	$9,261
Domtar Corp., 9.500%, 08/01/16	16,000	19,085
		28,346
TELECOMMUNICATION SERVICES: 0.1%
Frontier Communications Corp., 7.125%, 03/15/19	11,000	11,935

UTILITIES: 0.3%
American Water Capital Corp., 6.085%, 10/15/17	25,000	29,884
CMS Energy Corp., 4.250%, 09/30/15	22,000	23,726
		53,610
TOTAL CORPORATE BONDS (Cost $818,641)		880,098

U.S. GOVERNMENT AGENCY BONDS: 1.5%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.3%
5.000%, 11/17/17	50,000	59,545

FREDDIE MAC (AGENCY): 0.5%
3.750%, 03/27/19	46,000	52,811
1.250%, 10/02/19	17,000	16,906
2.375%, 01/13/22	23,000	23,986
		93,703
FANNIE MAE (AGENCY): 0.7%
4.375%, 10/15/15	30,000	33,033
1.625%, 10/26/15	7,000	7,223
5.375%, 07/15/16	5,000	5,799
6.625%, 11/15/30	36,000	53,759
5.625%, 07/15/37	19,000	26,496
		126,310
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $266,323)		279,558

GOVERNMENT BONDS: 0.4%
4.450%, 09/15/15	35,000	38,433
1.800%, 08/01/14	25,000	25,530

TOTAL GOVERNMENT BONDS (Cost $62,035)		63,963

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. TREASURY NOTES: 2.4%
0.625%, 04/15/13 (TIPS)	$32,681	$32,817
2.000%, 07/15/14 (TIPS)	46,419	49,153
1.625%, 01/15/15 (TIPS)	8,441	9,008
0.500%, 04/15/15 (TIPS)	121,126	127,297
1.375%, 01/15/20 (TIPS)	47,916	57,121
2.375%, 01/15/25 (TIPS)	4,886	6,568
2.375%, 01/15/27 (TIPS)	14,843	20,232
1.750%, 01/15/28 (TIPS)	76,937	97,962
3.375%, 04/15/32 (TIPS)	16,864	27,177

TOTAL U.S. TREASURY NOTES (Cost $376,405)		427,335

MORTGAGE-BACKED SECURITIES: 3.1%
GINNIE MAE (MORTGAGE BACKED): 0.3%
3.000%, 08/01/42	45,015	46,480

FREDDIE MAC (MORTGAGE BACKED): 1.5%
2.500%, 10/01/27	28,903	29,990
5.000%, 07/15/37	31,748	33,737
5.000%, 06/01/39	36,756	39,539
4.500%, 07/01/39	30,910	33,077
4.500%, 11/01/39	25,182	26,947
4.500%, 09/01/40	34,610	37,058
4.000%, 10/01/41	43,506	46,258
		246,606
FANNIE MAE (MORTGAGE BACKED): 0.7%
2.190%, 01/01/23	35,000	34,938
4.000%, 03/01/26	23,604	25,277
4.000%, 01/01/41	20,251	21,606
3.500%, 02/01/41	24,202	25,580
4.000%, 12/01/41	16,653	17,773
		125,174
COMMERCIAL MORTGAGE-BACKED: 0.6%
Ally Auto Receivables Trust, 1.110%, 01/15/15	12,440	12,459
Ally Auto Receivables Trust, 0.970%, 08/17/15	13,733	13,771
Hyundai Auto Receivables Trust 2009-A, 3.150%, 03/15/16	28,152	28,485
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	45,904
JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	8,578	9,020
		109,639
TOTAL MORTGAGE-BACKED SECURITIES (Cost $519,589)		527,899

TOTAL BONDS (Cost $2,042,993)		2,178,853

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
REPURCHASE AGREEMENT: 1.3%

State Street Repo, 0.010%, Dated: 03/28/13, Due: 04/01/13, Proceeds: $231,000 (collateralized by Freddie Mac, 2.000%, due 01/30/23, principal amount $140,000; market value $137,021) (collateralized by Freddie Mac, 2.000%, due 01/30/23, principal amount $110,000; market value $107,659)

TOTAL REPURCHASE AGREEMENT (Cost $231,000)	$231,000	$231,000

TOTAL INVESTMENTS: 97.0% (Cost $15,167,790)		17,165,646

Other assets and liabilities - (Net): 3.0%		524,075

Net Assets: 100.0%		$17,689,721

(a) Non income producing security.

(b) Institutional Class share

(c) Investor Class shares

ADR  - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
ESG Managers® Income Portfolio	March 31, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 29.5%
CONSUMER DISCRETIONARY: 3.1%
Accor SA	23	$800
BorgWarner, Inc. (a)	109	8,430
DeVry, Inc.	100	3,175
DISH Network Corp., Class A	257	9,740
Gannett Co, Inc.	295	6,452
Gentex Corp.	200	4,002
Hanesbrands, Inc. (a)	40	1,822
Hennes & Mauritz AB, B Shares	23	824
Home Depot, Inc.	120	8,374
International Game Technology	320	5,280
International Speedway Corp., Class A	165	5,392
Interpublic Group of Cos., Inc., The	445	5,798
Johnson Controls, Inc.	33	1,157
Madison Square Garden Co., The, Class A (a)	50	2,880
McDonald’s Corp.	39	3,888
Meredith Corp.	100	3,826
Mohawk Industries, Inc. (a)	43	4,864
Newell Rubbermaid, Inc.	805	21,011
News Corp., Class A	457	13,948
NIKE, Inc., Class B	139	8,202
Nordstrom, Inc.	30	1,657
O’Reilly Automotive, Inc. (a)	105	10,768
PulteGroup, Inc. (a)	305	6,173
Royal Caribbean Cruises, Ltd.	125	4,153
Scripps Networks Interactive, Class A	165	10,616
SES SA	139	4,360
Shaw Communications, Inc., Class B	540	13,349
Sotheby’s	55	2,058
Staples, Inc.	788	10,583
Target Corp.	395	27,038
Time Warner Cable, Inc.	93	8,934
Time Warner, Inc.	214	12,331
TJX Cos., Inc.	11	514
Toll Brothers, Inc. (a)	75	2,568
Tractor Supply Co.	8	832
Washington Post Co., The, Class B	7	3,128
		238,927
CONSUMER STAPLES: 2.9%
Coca-Cola Co., The	192	7,764
CVS Caremark Corp.	540	29,695
Danone SA	16	1,114

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES, continued
Darling International, Inc. (a)	25	$449
HJ Heinz Co.	54	3,903
Jeronimo Martins SGPS SA	51	993
JM Smucker Co., The	124	12,296
Kellogg Co.	132	8,505
Kimberly-Clark Corp.	92	9,014
L’Oreal SA	9	1,428
McCormick & Co., Inc.	335	24,639
Mondelez International, Inc., Class A	240	7,346
Natura Cosmeticos SA	25	611
PepsiCo, Inc.	426	33,701
Procter & Gamble Co., The	488	37,605
Safeway, Inc.	174	4,585
Svenska Cellulosa AB, B Shares	87	2,246
Sysco Corp.	570	20,047
Unilever NV (Netherlands)	23	942
Unilever NV	357	14,637
WD-40 Co.	115	6,299
		227,819
ENERGY: 3.5%
Apache Corp.	52	4,012
BG Group PLC, ADR	786	13,480
Bristow Group, Inc.	70	4,616
Cameron International Corp. (a)	177	11,540
Cimarex Energy Co.	61	4,602
ConocoPhillips	170	10,217
Contango Oil & Gas Co.	100	4,009
Cosan, Ltd., Class A	51	995
Energen Corp.	260	13,523
Energy XXI Bermuda, Ltd.	115	3,130
Kinder Morgan Management LLC	493	43,310
LinnCo LLC	258	10,075
Noble Corp.	187	7,134
Noble Energy, Inc.	102	11,797
Pembina Pipeline Corp.	200	6,320
Petroleo Brasileiro SA, ADR	93	1,541
Royal Dutch Shell PLC, ADR	166	10,817
Schlumberger, Ltd.	100	7,489
Seadrill, Ltd.	411	15,293
Spectra Energy Corp.	920	28,290
Statoil ASA, ADR	485	11,941
Suncor Energy, Inc.	157	4,712
Total SA, ADR	205	9,836

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ENERGY, continued
W&T Offshore, Inc.	850	$12,070
Williams Cos., Inc., The	639	23,936
		274,685
FINANCIALS: 4.4%
American Express Co.	408	27,524
Banco Bradesco SA, ADR	75	1,273
Bank of Montreal	93	5,854
Bank of New York Mellon Corp., The	173	4,842
BlackRock, Inc.	35	8,991
Capital One Financial Corp.	89	4,891
CapitaLand, Ltd.	201	575
CBRE Group, Inc., Class A (a)	200	5,050
Charles Schwab Corp., The	1,045	18,486
Cincinnati Financial Corp.	268	12,647
City National Corp.	45	2,651
CME Group, Inc.	289	17,742
Digital Realty Trust, Inc., REIT	148	9,903
First American Financial Corp.	380	9,717
First Horizon National Corp.	590	6,301
HCP, Inc., REIT	225	11,219
Hospitality Properties Trust, REIT	458	12,568
IntercontinentalExchange, Inc. (a)	97	15,818
Janus Capital Group, Inc.	640	6,016
Jones Lang LaSalle, Inc.	68	6,760
JPMorgan Chase & Co.	348	16,516
KKR & Co., LP	350	6,762
Lazard, Ltd., LP, Class A	424	14,471
Loews Corp.	125	5,509
Marsh & McLennan Cos., Inc.	195	7,404
MetLife, Inc.	161	6,121
Omega Healthcare Investors, Inc., REIT	208	6,315
Pinnacle Financial Partners, Inc. (a)	170	3,971
Progressive Corp., The	824	20,822
Senior Housing Properties Trust, REIT	204	5,473
State Street Corp.	183	10,813
TCF Financial Corp.	250	3,740
Toronto-Dominion Bank, The	13	1,082
Travelers Cos., Inc., The	107	9,008
Unibail-Rodamco SE, REIT	4	932
US Bancorp	387	13,131
Valley National Bancorp	490	5,017
Wells Fargo & Co.	420	15,536
		341,451

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 3.7%
Baxter International, Inc.	202	$14,673
Becton Dickinson & Co.	127	12,142
Biogen Idec, Inc. (a)	25	4,823
Bio-Rad Laboratories, Inc., Class A (a)	35	4,410
Charles River Laboratories Intl., Inc. (a)	145	6,419
Covidien PLC	213	14,450
Eli Lilly & Co.	210	11,926
Gilead Sciences, Inc. (a)	250	12,233
GlaxoSmithKline PLC, ADR	307	14,401
Hospira, Inc. (a)	124	4,071
InterMune, Inc. (a)	345	3,122
Johnson & Johnson	298	24,296
Life Technologies Corp. (a)	95	6,140
Merck & Co., Inc.	571	25,255
Novartis AG	41	2,922
Novartis AG, ADR	230	16,385
Novo Nordisk A/S, B Shares	29	4,674
Patterson Cos., Inc.	290	11,032
Pfizer, Inc.	577	16,652
Roche Holding AG	20	4,662
Roche Holding AG, ADR	209	12,247
Salix Pharmaceuticals, Ltd. (a)	60	3,071
Sirona Dental Systems, Inc. (a)	25	1,843
Smith & Nephew PLC	76	879
Symmetry Medical, Inc. (a)	255	2,920
Teleflex, Inc.	285	24,085
Teva Pharmaceutical Industries, Ltd., ADR	125	4,960
Valeant Pharmaceuticals International (a)	185	13,879
VCA Antech, Inc. (a)	225	5,285
Waters Corp. (a)	16	1,503
WellPoint, Inc.	86	5,697
Zimmer Holdings, Inc.	40	3,009
		294,066
INDUSTRIALS: 3.9%
3M Co.	121	12,864
Ameresco, Inc., Class A (a)	66	488
Atlas Copco AB, A Shares	61	1,736
Blount International, Inc. (a)	255	3,412
Brady Corp., Class A	95	3,185
Canadian Pacific Railway, Ltd.	11	1,435

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
CH Robinson Worldwide, Inc.	240	$14,270
Danaher Corp.	482	29,956
Deere & Co.	15	1,290
Dun & Bradstreet Corp.	57	4,768
East Japan Railway Co.	33	2,716
Eaton Corp PLC	26	1,593
Emerson Electric Co.	145	8,101
Expeditors Int. of Washington, Inc.	424	15,141
FedEx Corp.	8	786
Generac Holdings, Inc.	33	1,166
General Electric Co.	1,463	33,825
Herman Miller, Inc.	231	6,392
Honeywell International, Inc.	147	11,076
IDEX Corp.	65	3,472
IHS, Inc., Class A (a)	10	1,047
Illinois Tool Works, Inc.	125	7,618
Insperity, Inc.	140	3,972
Interface, Inc. (a)	140	2,691
Iron Mountain, Inc.	528	19,172
JB Hunt Transport Services, Inc.	103	7,671
Mitsubishi Electric Corp.	100	813
MTR Corp. Ltd.	422	1,679
Pall Corp.	110	7,521
Pentair, Ltd.	295	15,561
Quanta Services, Inc. (a)	49	1,400
Royal Philips (Netherlands)	60	1,775
RR Donnelley & Sons, Co.	647	7,796
Schneider Electric SA	14	1,024
Simpson Manufacturing Co., Inc.	150	4,592
SKF AB, B Shares	54	1,319
Snap-on, Inc.	40	3,308
Stanley Black & Decker, Inc.	26	2,105
Tennant Co.	20	971
United Parcel Service, Inc., Class B	155	13,315
UTi Worldwide, Inc.	215	3,113
Verisk Analytics, Inc., Class A (a)	100	6,163
Waste Management, Inc.	587	23,016
WW Grainger, Inc.	33	7,425
Xylem, Inc.	30	828
		303,567

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY: 4.2%
Accenture PLC, Class A	95	$7,217
Adobe Systems, Inc. (a)	29	1,262
Altera Corp.	559	19,828
Anixter International, Inc.	70	4,894
Apple, Inc.	3	1,328
Applied Materials, Inc.	1,705	22,983
Autodesk, Inc. (a)	37	1,526
CA, Inc.	366	9,212
Ceragon Networks, Ltd. (a)	585	2,527
Checkpoint Systems, Inc. (a)	295	3,853
Ciena Corp. (a)	405	6,484
Cisco Systems, Inc.	76	1,589
Clicksoftware Technologies, Ltd.	255	2,050
Compuware Corp. (a)	125	1,563
Corning, Inc.	51	680
eBay, Inc. (a)	33	1,789
Ericsson, B Shares	152	1,904
EZchip Semiconductor, Ltd. (a)	175	4,223
Fair Isaac Corp.	80	3,655
Finisar Corp. (a)	415	5,474
Google, Inc., Class A (a)	48	38,113
Harmonic, Inc. (a)	960	5,558
IBM	48	10,238
Intel Corp.	592	12,935
Itron, Inc. (a)	14	650
Mastercard, Inc., Class A	36	19,481
Maxim Integrated Products, Inc.	326	10,644
Microchip Technology, Inc.	328	12,057
Microsoft Corp.	187	5,350
Motorola Solutions, Inc.	325	20,810
National Instruments Corp.	333	10,906
NetApp, Inc. (a)	29	991
Paychex, Inc.	375	13,151
PMC - Sierra, Inc. (a)	645	4,380
Qualcomm, Inc.	170	11,382
Riverbed Technology, Inc. (a)	340	5,069
SAP AG	13	1,046
Taiwan Semiconductor Manu. Co., Ltd., ADR	32	550
TE Connectivity, Ltd.	165	6,918
Texas Instruments, Inc.	590	20,933
VeriSign, Inc. (a)	65	3,073
Western Union Co., The	230	3,459
Xerox Corp	590	5,075
		326,810

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS: 1.1%
Air Products & Chemicals, Inc.	72	$6,273
Calgon Carbon Corp. (a)	295	5,340
Compass Minerals International	230	18,147
Crown Holdings, Inc. (a)	155	6,450
Ecolab, Inc.	96	7,697
International Paper Co.	301	14,021
Intrepid Potash, Inc.	160	3,002
Novozymes A/S, ADR	96	3,259
Novozymes A/S, B Shares	59	2,003
Nucor Corp.	18	831
Praxair, Inc.	185	20,635
Teijin, Ltd.	301	697
Umicore SA	20	940
		89,295
TELECOMMUNICATION SERVICES: 0.7%
AT&T, Inc.	471	17,281
BCE, Inc.	123	5,743
CenturyLink, Inc.	95	3,337
China Mobile, Ltd.	314	3,328
Verizon Communications, Inc.	89	4,374
Vodafone Group PLC, ADR	719	20,427
		54,490
UTILITIES: 2.0%
AGL Resources, Inc.	200	8,390
American Water Works Co., Inc.	505	20,927
Hyflux, Ltd.	414	488
ITC Holdings Corp.	13	1,160
MDU Resources Group, Inc.	680	16,993
National Grid PLC	101	1,174
National Grid PLC, ADR	228	13,226
NiSource, Inc.	1,024	30,044
Northwest Natural Gas Co.	160	7,011
ONEOK, Inc.	485	23,120
Ormat Technologies, Inc.	51	1,053
Questar Corp.	944	22,968
Red Electrica Corp. SA	25	1,259
Sempra Energy	125	9,993
SSE PLC	51	1,153
		158,959
TOTAL COMMON STOCKS (Cost $1,830,538)		2,310,069

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 9.3%
Pax MSCI EAFE ESG Index ETF	9,983	$259,199
Pax World Balanced Fund (b)	6,497	163,736
Pax World Global Environmental Markets Fund (b)	8,731	93,249
Pax World High Yield Bond Fund (b)	27,001	204,128
Pax World International Fund (b)	1,305	11,065

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $663,750)		731,377

NON-AFFILIATED INVESTMENT COMPANIES: 36.9%
Access Capital Community Investment Fund (b)	49,265	472,452
CRA Qualified Investment Fund (b)	35,347	391,290
PIMCO Income Fund (b)	51,364	644,108
Schroder Emerging Market Equity Fund (c)	7,275	97,414
TIAA-CREF Social Choice Bond Fund (b)	127,875	1,282,584

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $2,883,048)		2,887,848

BONDS: 21.3%
CORPORATE BONDS: 11.0%
CONSUMER DISCRETIONARY: 0.8%
Advance Auto Parts, Inc., 4.500%, 01/15/22	$10,000	10,297
BorgWarner, Inc., 5.750%, 11/01/16	24,000	27,397
Ethan Allen Global, Inc., 5.375%, 10/01/15	11,000	11,495
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	15,000	16,125
		65,314
ENERGY: 1.1%
ConocoPhillips Holding Co., 6.950%, 04/15/29	25,000	33,863
MidAmerican Energy Co., 6.750%, 12/30/31	30,000	40,397
Newfield Exploration Co., 7.125%, 05/15/18	11,000	11,481
		85,741
FINANCIALS: 5.3%
Bank of America Corp., 5.650%, 05/01/18	15,000	17,372
Citigroup, Inc., 6.125%, 11/21/17	15,000	17,754
ERP Operating, LP, 7.125%, 10/15/17	20,000	23,960
Federal Realty Investment Trust, REIT, 5.650%, 06/01/16	12,000	13,540
Fidelity National Financial, Inc., 5.500%, 09/01/22	11,000	12,511
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	15,000	16,589
GATX Corp. 2008-2 Pass Through Trust, 9.000%, 11/15/13	27,510	28,832

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
International Finance Corp., 2.250%, 04/28/14	$35,000	$35,712
International Finance Corp., 0.500%, 05/16/16	35,000	35,023
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	75,842
JPMorgan Chase & Co., 4.625%, 05/10/21	15,000	16,794
Kemper Corp., 6.000%, 11/30/15	11,000	12,052
Progressive Corp., The, 6.700%, 06/15/37	25,000	27,750
ProLogis, LP, 6.125%, 12/01/16	20,000	23,029
State Street Corp., 7.350%, 06/15/26	20,000	27,916
Wells Fargo & Co., 3.500%, 03/08/22	10,000	10,530
Willis North America, Inc., 5.625%, 07/15/15	20,000	21,703
		416,909
HEALTH CARE: 0.9%
Howard Hughes Medical Institute, 3.450%, 09/01/14	45,000	47,119
DENTSPLY International, Inc., 2.750%, 08/15/16	12,000	12,471
McKesson Corp., 6.000%, 03/01/41	11,000	14,225
		73,815
INDUSTRIALS: 1.3%
Dun & Bradstreet Corp., 4.375%, 12/01/22	20,000	20,372
Kansas City Southern de Mexico SA de CV, 6.625%, 12/15/20	15,000	17,100
Kennametal, Inc., 2.650%, 11/01/19	20,000	20,024
Owens Corning, 6.500%, 12/01/16	5,000	5,634
Owens Corning, 4.200%, 12/15/22	18,000	18,445
Verisk Analytics, Inc., 5.800%, 05/01/21	17,000	19,647
		101,222
INFORMATION TECHNOLOGY: 0.3%
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	26,403

MATERIALS: 0.4%
Carpenter Technology Corp., 4.450%, 03/01/23	9,000	9,261
Domtar Corp., 9.500%, 08/01/16	17,000	20,277
		29,538
TELECOMMUNICATION SERVICES: 0.2%
Frontier Communications Corp., 7.125%, 03/15/19	11,000	11,935

UTILITIES: 0.0%
American Water Capital Corp., 6.085%, 10/15/17	25,000	29,884
CMS Energy Corp., 4.250%, 09/30/15	22,000	23,726
		53,610
TOTAL CORPORATE BONDS (Cost $804,950)		864,487

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS: 2.7%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.8%
5.000%, 11/17/17	$50,000	$59,545

FREDDIE MAC (AGENCY): 0.9%
3.750%, 03/27/19	20,000	22,961
1.250%, 10/02/19	17,000	16,906
2.375%, 01/13/22	27,000	28,157
		68,024
FANNIE MAE (AGENCY): 1.0%
5.375%, 07/15/16	15,000	17,397
6.625%, 11/15/30	24,000	35,839
5.625%, 07/15/37	19,000	26,496
		79,732
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $198,268)		207,301

GOVERNMENT BONDS: 0.8%
Egypt Government AID Bonds, 4.450%, 09/15/15	35,000	38,433
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,530

TOTAL GOVERNMENT BONDS (Cost $62,035)		63,963

MORTGAGE-BACKED SECURITIES: 6.8%
GINNIE MAE (MORTGAGE BACKED): 0.6%
3.000%, 08/01/42	45,015	46,480

FREDDIE MAC (MORTGAGE BACKED): 3.2%
2.500%, 10/01/27	28,903	29,990
5.000%, 07/15/37	33,191	35,270
5.000%, 06/01/39	36,756	39,539
4.500%, 07/01/39	30,910	33,077
4.500%, 11/01/39	25,182	26,947
4.500%, 09/01/40	34,610	37,059
4.000%, 10/01/41	43,506	46,258

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE (MORTGAGE BACKED): 1.6%
2.190%, 01/01/23	$35,000	$34,938
4.000%, 03/01/26	23,604	25,277
4.000%, 01/01/41	20,251	21,606
3.500%, 02/01/41	24,202	25,580
4.000%, 12/01/41	16,653	17,773
		125,174
COMMERCIAL MORTGAGE-BACKED: 1.4%
Ally Auto Receivables Trust, 1.110%, 01/15/15	12,440	12,459
Ally Auto Receivables Trust, 0.970%, 08/17/15	13,733	13,771
Hyundai Auto Receivables Trust 2009-A, 3.150%, 03/15/16	28,152	28,485
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	45,904
JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	8,578	9,020
		109,639
TOTAL MORTGAGE-BACKED SECURITIES (Cost $521,109)		529,433

TOTAL BONDS (Cost $1,586,362)		1,665,184

TOTAL INVESTMENTS: 97.0% (Cost $6,963,698)		7,594,478

Other assets and liabilities - (Net): 3.0%		238,718

Net Assets: 100.0%		$7,833,196

(a) Non income producing security.

(b) Institutional Class shares

(c) Investor Class shares

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

Notes to Schedules of Investments (Unaudited)

ESG Managers Asset Allocation Portfolios

March 31, 2013

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006.  As of March 31, 2013, the Trust offered eleven investment funds.

These financial statements relate only to the ESG Growth Portfolio (the “Growth Portfolio”), ESG Growth and Income Portfolio (the “Growth and Income Portfolio”), ESG Balanced Portfolio (the “Balanced Portfolio”), and ESG Income Portfolio (the “Income Portfolio”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust.  The Funds described herein commenced operations on January 4, 2010.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses.  The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “fair value pricing”). The Board has delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings.  The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer.  One of the function s of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available.  The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter.  All Actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board.  Evaluated pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of evaluated pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value.  These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions.  At March 31, 2013, no management-appraised fair valued securities were held by any of the Funds.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value non-U.S. equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks , preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy.  Non-U.S. equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above.  When third-party fair value pricing of non-U.S. securities methods are applied, they are generally categorized as Level 2.  To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Debt securities including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Mutual Fund Investments Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2013:

	Level 1	Level 2	Level 3	Totals

Growth
Common Stocks - Domestic	$8,059,331	$—	$—	$8,059,331
Common Stocks - Foreign	1,125,356	191,760	—	1,317,116
Affiliated Investment Companies	1,696,065	—	—	1,696,065
Unaffiliated Investment Companies	754,370	—	—	754,370
Cash Equivalents	—	362,000	—	362,000
Total	$11,635,122	$553,760	$—	$12,188,882
Growth and Income
Common Stocks - Domestic	$6,831,413	$—	$—	$6,831,413
Common Stocks - Foreign	1,005,278	155,220	—	1,160,498
Affiliated Investment Companies	1,788,750	—	—	1,788,750
Unaffiliated Investment Companies	1,230,977	—	—	1,230,977
Corporate Bonds	—	256,175	—	256,175
U.S. Govt Agency Bonds	—	58,814	—	58,814
Government Bonds	—	21,193	—	21,193
U.S. Treasury Notes	—	139,957	—	139,957
Mortgage-Backed Securities	—	141,568	—	141,568
Cash Equivalents	—	125,000	—	125,000
Total	$10,856,418	$897,927	$—	$11,754,345
Balanced
Common Stocks - Domestic	$7,710,564	$—	$—	$7,710,564
Common Stocks - Foreign	1,093,590	157,468	—	1,251,058
Affiliated Investment Companies	2,160,689	—	—	2,160,689
Unaffiliated Investment Companies	3,633,482	—	—	3,633,482
Corporate Bonds	—	880,098	—	880,098
U.S. Govt Agency Bonds	—	279,558	—	279,558
Government Bonds	—	63,963	—	63,963
U.S. Treasury Notes	—	427,335	—	427,335
Mortgage-Backed Securities	—	527,899	—	527,899
Cash Equivalents	—	231,000	—	231,000
Total	$14,598,325	$2,567,321	$—	$17,165,646

Income
Common Stocks - Domestic	$1,965,007	$—	$—	$1,965,007
Common Stocks - Foreign	294,580	50,482	—	345,062
Affiliated Investment Companies	731,377	—	—	731,377
Unaffiliated Investment Companies	2,887,848	—	—	2,887,848
Corporate Bonds	—	864,487	—	864,487
U.S. Govt Agency Bonds	—	207,301	—	207,301
Government Bonds	—	63,963	—	63,963
Mortgage-Backed Securities	—	529,433	—	529,433
Total	$5,878,812	$1,715,666	$—	$7,594,478

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value.  During the period, transfers from Level 2 to Level 1 due to utilization of a pricing vendor’s fair value pricing of foreign securities were:  $3,960 for the Growth Portfolio, $3,028 for the Growth and Income Portfolio, $3,261 for the Balanced Portfolio and $932 for the Income Portfolio.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2013 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Growth	$2,042,700	$—	$4,454,265	$—
Growth and Income	1,959,523	—	2,246,972	80,006
Balanced	2,640,584	—	2,464,240	76,370
Income	996,537	—	989,879	139,215

(1)Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at March 31, 2013 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2013 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Growth	$10,224,634	$2,040,251	$76,003	$1,964,248
Growth and Income	9,947,056	1,873,793	66,504	1,807,289
Balanced	15,167,790	2,078,100	80,244	1,997,856
Income	6,963,698	651,343	20,563	630,780

The term “affiliated company” includes other investment companies that are managed by a fund’s adviser. At March 31, 2013, the Funds held the following investments in affiliated companies:

	Shares Held at	Value at	Gross	Gross	Value at
Fund	3/31/2013	12/31/2012	Additions	Reductions	3/31/2013

Growth Portfolio
Pax MSCI EAFE ESG Index ETF	37,688	$610,029	$412,460	$79,916	$78,531
Pax MSCI North America ESG Index ETF	—	2,319,683	—	2,565,857
Pax World Balanced Fund	—	—	—	—
Pax World Global Environ Mkts Fund	16,875	196,113	723	31,000	180,223
Pax World High Yield Bond Fund	—	—	—	—
Pax World International Fund	63,362	669,729	—	155,427	537,311
Total		$3,795,554	$413,183	$2,832,200	$ ,696,065

Growth and Income Portfolio
Pax MSCI EAFE ESG Index ETF	28,606	$399,023	$319,113	$—	$42,726
Pax MSCI North America ESG Index ETF	—	1,547,077	—	1,720,222
Pax World Balanced Fund	210	43,492	—	40,000	5,283
Pax World Global Environ Mkts Fund	23,946	237,209	355	—	255,742
Pax World High Yield Bond Fund	60,534	469,683	7,449	—	457,637
Pax World International Fund	38,604	345,557	—	30,000	327,362
Total		$3,042,041	$326,917	$1,790,222	$ ,788,750

Balanced Portfolio
Pax MSCI EAFE ESG Index ETF	30,624	$448,484	$319,113	$—	$795,122
Pax MSCI North America ESG Index ETF	—	1,512,185	—	1,578,641
Pax World Balanced Fund	20,432	547,734	6,940	67,963	514,899
Pax World Global Environ Mkts Fund	22,283	221,045	—	—	237,980
Pax World High Yield Bond Fund	61,203	471,544	7,331	20,000	462,697
Pax World International Fund	17,688	148,601	—	3,821	149,991
Total		$3,349,593	$333,384	$1,670,425	$2,160,689

Income Portfolio
Pax MSCI EAFE ESG Index ETF	9,983	$160,393	$89,034	$—	$259,199
Pax MSCI North America ESG Index ETF	—	507,182	—	564,191
Pax World Balanced Fund	6,497	199,926	55	46,072	163,736
Pax World Global Environ Mkts Fund	8,731	63,543	25,000	—	93,249
Pax World High Yield Bond Fund	27,001	233,950	3,317	35,002	204,128
Pax World International Fund	1,305	31,493	—	21,215	11,065
Total		$1,196,487	$117,406	$666,480	$731,377

Dividends from affiliates are reinvested, with reinvestment amount included under Purchases Cost column above.

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at March 31, 2013, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.

The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at March 31, 2013, the Funds did not directly hold any securities which were deemed illiquid.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 71.5%
CONSUMER DISCRETIONARY: 6.6%
Amazon.com, Inc. (a)	15,000	$3,997,350
BorgWarner, Inc. (a)	140,000	10,827,600
DIRECTV (a)	240,000	13,586,400
Ford Motor Co.	2,477,196	32,575,127
Intercontinental Hotels Group	40,000	1,222,688
Starbucks Corp.	368,100	20,966,976
Target Corp. (d)	160,000	10,952,000
Time Warner Cable, Inc.	140,000	13,448,400
Time Warner, Inc.	290,000	16,709,800
		124,286,341
CONSUMER STAPLES: 2.9%
Ingredion, Inc.	410,480	29,685,914
Procter & Gamble Co., The	200,000	15,412,000
Whole Foods Market, Inc.	122,400	10,618,200
		55,716,114
ENERGY: 9.9%
Baker Hughes, Inc.	640,410	29,721,428
Ensco PLC, Class A	509,300	30,558,000
EQT Corp.	360,506	24,424,282
LinnCo LLC (f)	224,900	8,782,345
Marathon Petroleum Corp.	80,000	7,168,000
Noble Energy, Inc.	149,800	17,325,868
Occidental Petroleum Corp.	110,000	8,620,700
Rosetta Resources, Inc. (a)	295,725	14,070,596
Sasol Ltd., ADR (f)	184,730	8,190,928
Statoil ASA, ADR	921,825	22,695,332
Targa Resources Corp.	238,400	16,201,663
		187,759,142
FINANCIALS: 10.5%
American Express Co.	310,000	20,912,600
American Tower Corp., REIT	561,867	43,218,810
Bank of New York Mellon Corp., The	561,300	15,710,787
BlackRock, Inc.	95,000	24,403,600
Charles Schwab Corp., The	616,882	10,912,643
Digital Realty Trust, Inc., REIT (f)	240,000	16,058,400
Hospitality Properties Trust, REIT	250,000	6,860,000
JPMorgan Chase & Co.	381,725	18,116,669
Morgan Stanley	865,000	19,012,700
State Street Corp.	270,600	15,989,753
Stifel Financial Corp. (a)	159,000	5,512,530

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
US Bancorp	40,000	$1,357,200
		198,065,692
HEALTH CARE: 7.0%
Agilent Technologies, Inc.	80,000	3,357,600
Becton Dickinson & Co.	438,530	41,927,853
Bristol-Myers Squibb Co.	426,786	17,579,315
Celgene Corp. (a)(d)	105,332	12,209,032
Express Scripts Holding Co. (a)	190,400	10,976,560
Pfizer, Inc.	295,300	8,522,358
Roche Holding AG	75,000	17,484,224
UnitedHealth Group, Inc.	360,000	20,595,600
		132,652,542
INDUSTRIALS: 9.9%
3M Co.	30,000	3,189,300
ABB, Ltd., ADR (a)	615,000	13,997,400
Chicago Bridge & Iron Co. NV	100,400	6,234,840
CSX Corp.	609,767	15,018,561
Cummins, Inc. (d)	258,698	29,959,815
Deere & Co.	200,000	17,196,000
Eaton Corp PLC	235,000	14,393,750
Emerson Electric Co.	316,534	17,684,755
Nordson Corp.	278,800	18,386,860
Pentair, Ltd.	210,000	11,077,500
Quanta Services, Inc. (a)	221,100	6,319,038
Stericycle, Inc. (a)	115,000	12,210,700
Timken Co.	198,800	11,248,104
Xylem, Inc.	350,000	9,646,000
		186,562,623
INFORMATION TECHNOLOGY: 15.1%
Amdocs, Ltd.	183,341	6,646,111
Apple, Inc.	96,000	42,492,480
Aruba Networks, Inc. (a)	288,744	7,143,527
Cisco Systems, Inc.	1,025,000	21,432,750
Citrix Systems, Inc. (a)	10,000	721,600
Cognizant Technology Solutions, Class A (a)	140,594	10,770,906
EMC Corp. (a)	375,000	8,958,750
F5 Networks, Inc. (a)	40,000	3,563,200
Facebook, Inc., Class A (a)(d)	405,000	10,359,900
Genpact, Ltd.	756,712	13,764,591
Google, Inc., Class A (a)	27,760	22,042,273

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
IBM (f)	100,000	$21,330,000
Intuit, Inc.	605,000	39,718,250
Nuance Communications, Inc. (a)	325,500	6,568,590
Oracle Corp.	400,000	12,936,000
Qualcomm, Inc.	300,000	20,085,000
Rackspace Hosting, Inc. (a)	50,000	2,524,000
Taiwan Semiconductor Manu. Co., Ltd., ADR	680,399	11,696,059
Teradata Corp. (a)	169,701	9,929,206
Visa, Inc., Class A	77,500	13,162,600
		285,845,793
MATERIALS: 4.4%
Ecolab, Inc.	110,000	8,819,800
EI du Pont de Nemours & Co.	235,000	11,552,600
Nucor Corp.	400,000	18,460,000
Potash Corp. of Saskatchewan, Inc.	210,000	8,242,500
Rio Tinto PLC, ADR (f)	387,200	18,229,376
Syngenta AG, ADR	202,463	16,956,276
		82,260,552
TELECOMMUNICATION SERVICES: 1.7%
America Movil SAB de CV, Series L, ADR	446,334	9,355,161
AT&T, Inc. (f)	235,000	8,622,150
Vodafone Group PLC, ADR	503,000	14,290,230
		32,267,541
UTILITIES: 3.5%
CenterPoint Energy, Inc.	365,100	8,747,796
National Fuel Gas Co.	92,800	5,693,280
ONEOK, Inc.	1,014,256	48,349,584
Xcel Energy, Inc.	95,000	2,821,500
		65,612,160
TOTAL COMMON STOCKS (Cost $1,070,483,261)		1,351,028,500

AFFILIATED INVESTMENT COMPANIES: 0.4%
Pax MSCI EAFE ESG Index ETF	256,492	6,659,558

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,531,164)		6,659,558

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
EXCHANGE TRADED FUNDS: 0.4%
iShares Silver Trust (a)	281,507	$7,718,922

TOTAL EXCHANGE TRADED FUNDS (Cost $7,828,985)		7,718,922

BONDS: 25.8%
COMMUNITY INVESTMENT NOTES: 0.3%
Calvert Social Investment Foundation, 1.000%, 01/15/15	$3,000,000	3,000,000
CINI Investment Note, 2.000%, 11/01/14 (c)	255,205	249,897
Self Help Venture Note, 4.228%, 01/28/15 (c)	2,000,000	2,000,368

TOTAL COMMUNITY INVESTMENT NOTES (Cost $5,255,205)		5,250,265

CORPORATE BONDS: 10.1%
CONSUMER DISCRETIONARY: 0.6%
Best Buy Co., Inc., 3.750%, 03/15/16 (f)	2,396,000	2,407,980
Marriott International, Inc., 3.250%, 09/15/22	3,000,000	3,018,105
Time Warner Cable, Inc., 6.750%, 07/01/18	3,000,000	3,695,913
VF Corp., 5.950%, 11/01/17	2,235,000	2,663,563
		11,785,561
CONSUMER STAPLES: 1.0%
Anheuser-Busch InBev Worldwide, 5.375%, 11/15/14	3,052,000	3,280,378
Anheuser-Busch InBev Worldwide, 3.625%, 04/15/15	1,175,000	1,245,715
Ingredion, Inc., 3.200%, 11/01/15	500,000	524,901
Kellogg Co., 4.150%, 11/15/19	2,000,000	2,248,064
Kimberly-Clark Corp., 5.000%, 08/15/13	3,150,000	3,203,244
Kimberly-Clark Corp., 6.125%, 08/01/17	5,000,000	6,051,865
Mondelez International, Inc., 6.125%, 08/23/18	2,000,000	2,438,856
		18,993,023
ENERGY: 0.6%
ONEOK Partners, LP, 8.625%, 03/01/19	3,775,000	5,006,330
Southern Union Co., 3.316%, 11/01/66	2,600,000	2,294,500
Southwestern Energy Co., 7.500%, 02/01/18	3,000,000	3,688,779
Talisman Energy, Inc., 3.750%, 02/01/21	1,000,000	1,041,728
		12,031,337
FINANCIALS: 3.8%
American Express Bank, FSB, 5.500%, 04/16/13	2,000,000	2,002,806
American Express Co., 7.000%, 03/19/18	1,000,000	1,250,043
American Honda Finance Corp., 144A, 6.700%, 10/01/13 (e)	3,000,000	3,090,348

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
American Tower Corp., REIT, 7.250%, 05/15/19	$1,665,000	$2,063,987
Bank of New York Mellon Corp., The, 4.300%, 05/15/14	4,000,000	4,174,036
Bank of New York Mellon Corp., The, 2.950%, 06/18/15	3,000,000	3,154,347
BB&T Corp., 2.050%, 04/28/14	3,000,000	3,050,730
BB&T Corp., 1.001%, 04/28/14	500,000	503,071
BlackRock, Inc., 3.375%, 06/01/22	1,000,000	1,056,601
Branch Banking & Trust Co./Wilson NC, 0.600%, 09/13/16	4,000,000	3,958,844
Fifth Third Bank, 0.400%, 05/17/13	1,347,000	1,347,020
International Finance Corp., 2.250%, 04/28/14	2,000,000	2,040,684
JPMorgan Chase & Co., 5.125%, 09/15/14	2,000,000	2,122,316
JPMorgan Chase & Co., 3.700%, 01/20/15	2,000,000	2,100,658
JPMorgan Chase & Co., 3.400%, 06/24/15	2,000,000	2,106,654
JPMorgan Chase & Co., 7.000%, 03/16/16 (i)(US)	3,000,000	3,376,976
JPMorgan Chase & Co., 2.138%, 11/23/16	2,000,000	2,024,294
JPMorgan Chase & Co., 1.287%, 05/27/21	2,000,000	1,947,286
JPMorgan Chase & Co., 1.326%, 03/21/23	3,000,000	2,984,640
JPMorgan Chase Bank N.A., 0.610%, 06/13/16	2,000,000	1,969,694
Monumental Global Funding III, 144A, 5.500%, 04/22/13 (e)	2,000,000	2,005,532
Morgan Stanley, 0.784%, 10/15/15	2,000,000	1,968,050
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,484,904
PNC Funding Corp., 5.250%, 11/15/15	2,000,000	2,215,072
PNC Preferred Funding Trust I, 144A, 1.958%, 03/15/17 (e)	4,445,000	3,778,250
Prudential Financial, Inc., 4.750%, 04/01/14	3,000,000	3,121,173
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,571,256
Prudential Financial, Inc., 3.740%, 11/02/20	3,000,000	3,240,660
State Street Corp., 4.956%, 03/15/18	4,010,000	4,560,505
Toyota Motor Credit Corp., 3.090%, 01/18/15	2,000,000	2,011,440
		74,281,877
HEALTH CARE: 1.1%
Becton, Dickinson & Co., 3.250%, 11/12/20	3,000,000	3,190,503
Celgene Corp., 2.450%, 10/15/15	2,000,000	2,076,396
Celgene Corp., 3.950%, 10/15/20	2,000,000	2,167,382
Teva Pharmaceutical Finance III BV, 0.782%, 03/21/14	3,000,000	3,011,631
Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,000,000	2,121,236
UnitedHealth Group, Inc., 4.875%, 03/15/15	119,000	128,675
UnitedHealth Group, Inc., 5.375%, 03/15/16	4,000,000	4,510,056
UnitedHealth Group, Inc., 6.000%, 02/15/18	2,500,000	3,026,040
		20,231,919

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INDUSTRIALS: 0.9%
Atlas Copco AB, 144A, 5.600%, 05/22/17 (e)	$2,505,000	$2,897,298
CSX Corp., 7.375%, 02/01/19	2,000,000	2,553,052
Emerson Electric Co., 5.250%, 10/15/18	1,000,000	1,193,712
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,416,662
Pentair, Inc., 5.000%, 05/15/21	4,050,000	4,498,732
Ryder System, Inc., 5.850%, 11/01/16	2,000,000	2,284,720
United Parcel Service, Inc., 5.500%, 01/15/18	1,000,000	1,197,745
		17,041,921
INFORMATION TECHNOLOGY: 1.0%
Adobe Systems, Inc., 3.250%, 02/01/15	2,000,000	2,087,936
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,289,662
CA, Inc., 5.375%, 12/01/19	3,000,000	3,400,059
Corning, Inc., 8.875%, 08/15/21	2,000,000	2,803,174
IBM Corp., 2.100%, 05/06/13	1,435,000	1,437,389
IBM Corp., 2.000%, 01/05/16	1,750,000	1,815,434
IBM Corp., 5.700%, 09/14/17	5,000,000	5,988,320
		18,821,974
MATERIALS: 0.3%
Potash Corp of Saskatchewan, Inc., 3.250%, 12/01/17	2,000,000	2,166,366
Rio Tinto Finance USA, Ltd., 8.950%, 05/01/14	3,000,000	3,264,534
		5,430,900
TELECOMMUNICATION SERVICES: 0.6%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(h)(MX)	52,000,000	4,585,836
CenturyLink, Inc., 7.600%, 09/15/39	3,000,000	2,918,112
Vodafone Group PLC, 5.625%, 02/27/17	3,000,000	3,479,394
		10,983,342
UTILITIES: 0.2%
American Water Capital Corp., 6.085%, 10/15/17	3,000,000	3,586,083

TOTAL CORPORATE BONDS (Cost $179,959,627)		193,187,937

U.S. GOVERNMENT AGENCY BONDS: 5.4%
FEDERAL FARM CREDIT BANK (AGENCY): 0.4%
3.850%, 02/11/15	4,000,000	4,265,856
1.140%, 09/04/18	3,500,000	3,492,503
		7,758,359

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 1.8%
4.110%, 09/27/13	$4,000,000	$4,078,960
5.625%, 06/13/16	2,000,000	2,317,094
0.950%, 01/25/18	2,000,000	1,996,872
1.020%, 01/30/18	3,000,000	3,000,090
1.000%, 02/05/18	5,000,000	4,994,000
1.150%, 07/25/18	3,000,000	3,000,096
1.140%, 10/25/18	5,000,000	4,987,350
1.550%, 02/05/20	3,000,000	3,000,195
1.500%, 09/26/22	3,000,000	2,993,220
2.250%, 10/11/22	3,000,000	2,987,052
		33,354,929
FREDDIE MAC (AGENCY): 0.7%
1.150%, 12/30/15	2,000,000	2,012,034
1.250%, 12/12/17	1,500,000	1,516,446
1.000%, 02/14/18	3,000,000	2,998,257
1.050%, 03/26/18	3,000,000	3,008,934
2.000%, 11/29/18	3,000,000	3,027,534
		12,563,205
FANNIE MAE (AGENCY): 2.5%
4.000%, 04/02/13	3,000,000	3,000,972
0.750%, 01/30/15	3,000,000	3,010,185
0.500%, 11/27/15	2,000,000	2,001,754
0.550%, 02/26/16	3,000,000	3,005,049
2.000%, 03/10/16	3,000,000	3,136,788
2.200%, 10/27/17	5,000,000	5,297,605
1.000%, 12/27/17	3,000,000	3,002,529
1.050%, 01/30/18	2,000,000	2,000,166
1.000%, 03/13/19	6,645,000	6,655,772
1.625%, 08/08/19	2,000,000	2,002,620
1.500%, 10/23/19	3,000,000	3,000,195
2.000%, 10/30/19	2,000,000	2,002,874
1.500%, 04/17/20	2,750,000	2,739,831
2.000%, 11/14/22	6,000,000	5,978,795
		46,835,135
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $99,440,025)		100,511,628

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
GOVERNMENT BONDS: 0.8%
Canadian Government Bond, 2.500%, 06/01/15 (g)(CA)	$3,000,000	$3,047,458
Private Export Funding Corp., 4.974%, 08/15/13	2,000,000	2,036,768
U.S. Dept of Housing & Urban Development, 4.330%, 08/01/15	3,000,000	3,272,940
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,937,545

TOTAL GOVERNMENT BONDS (Cost $12,876,748)		14,294,711

MUNICIPAL BONDS: 0.5%
Alderwood Washington Water & Waste. Distr., 5.150%, 12/01/25	2,435,000	2,741,713
Iowa Finance Authority, 3.430%, 08/01/19	2,000,000	2,199,140
Portland Oregon Urban Renewal & Redevelopment, 6.031%, 06/15/18	3,800,000	4,114,336

TOTAL MUNICIPAL BONDS (Cost $8,229,584)		9,055,189

U.S. TREASURY NOTES: 3.4%
3.375%, 06/30/13	1,000,000	1,008,281
1.875%, 07/15/13 (TIPS)	2,507,380	2,557,919
3.125%, 08/31/13	5,000,000	5,062,500
3.125%, 09/30/13	3,000,000	3,045,000
2.750%, 10/31/13	7,000,000	7,106,918
2.000%, 01/15/14 (TIPS)	3,738,480	3,864,654
1.875%, 07/15/15 (TIPS)	2,959,475	3,247,793
2.000%, 01/15/16 (TIPS)	2,320,240	2,587,249
0.375%, 03/15/16	20,000,000	20,015,620
3.375%, 11/15/19	5,000,000	5,724,220
3.625%, 02/15/20	2,000,000	2,324,062
1.250%, 07/15/20 (TIPS)	4,223,280	5,048,471
2.000%, 11/15/21	3,000,000	3,094,218

TOTAL U.S. TREASURY NOTES (Cost $62,605,608)		64,686,905

MORTGAGE-BACKED SECURITIES: 5.3%
GINNIE MAE (MORTGAGE BACKED): 0.9%
6.000%, 02/15/19	246,526	270,184
4.000%, 05/15/19	560,085	609,587
6.000%, 05/15/21	299,085	327,292
6.000%, 07/15/21	48,680	53,061
6.000%, 02/15/22	469,302	517,887
1.625%, 11/20/33	2,631,663	2,759,082

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
GINNIE MAE (MORTGAGE BACKED), continued
4.500%, 11/20/33	$1,276,598	$1,409,724
1.750%, 05/20/34	1,137,953	1,197,128
1.750%, 08/20/34	1,620,340	1,703,519
1.750%, 07/20/35	2,195,806	2,308,526
6.000%, 08/15/35	860,258	970,048
6.000%, 05/20/36	413,875	467,084
6.000%, 01/15/38	968,412	1,098,360
6.000%, 01/15/38	373,589	420,685
6.000%, 08/20/38	172,616	194,403
3.000%, 07/20/41	1,908,485	2,007,490
		16,314,060
FREDDIE MAC (MORTGAGE-BACKED): 0.9%
4.000%, 05/01/14	98,187	104,188
5.000%, 08/01/18	599,889	642,438
4.500%, 09/01/18	159,026	171,443
4.000%, 09/01/18	119,730	128,672
5.000%, 10/01/18	282,241	304,288
5.500%, 10/01/18	255,733	276,669
5.500%, 10/01/18	143,488	154,251
5.000%, 11/01/18	199,140	214,510
5.000%, 11/01/18	176,635	189,163
3.500%, 11/01/25	1,674,935	1,767,826
2.369%, 12/01/35	2,030,546	2,179,838
2.900%, 05/01/36	49,190	50,363
2.380%, 11/01/36	1,730,662	1,848,683
2.915%, 04/01/37	724,215	779,071
2.481%, 01/01/38	2,083,822	2,222,260
5.000%, 07/01/39	1,607,234	1,760,106
5.000%, 08/01/39	1,124,681	1,231,655
5.500%, 10/01/39	1,588,977	1,733,098
3.500%, 01/01/41	1,716,065	1,807,342
		17,565,864
FANNIE MAE (MORTGAGE BACKED): 3.3%
5.000%, 01/01/14	46,627	48,513
5.000%, 02/01/14	33,912	36,573
4.500%, 07/01/18	708,484	764,247
3.500%, 09/01/18	450,343	477,709
3.500%, 10/01/18	272,310	288,858
3.500%, 10/01/18	68,322	72,473
5.000%, 11/01/18	260,689	283,813

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE (MORTGAGE BACKED), continued
5.000%, 11/01/18	$182,476	$198,263
5.000%, 11/01/18	28,735	31,087
5.000%, 02/01/19	739,553	799,144
4.500%, 11/01/19	459,564	495,447
5.000%, 03/01/20	301,113	325,187
5.000%, 10/01/20	824,117	904,944
5.000%, 10/01/23	390,349	429,124
3.500%, 01/01/26	2,300,402	2,471,821
3.500%, 02/01/26	1,832,018	1,943,344
3.000%, 11/01/26	1,774,227	1,884,450
3.500%, 12/01/26	3,479,016	3,738,262
2.500%, 03/01/27	2,646,204	2,749,057
2.500%, 06/01/27	6,425,702	6,683,491
2.500%, 09/01/27	2,852,314	2,963,179
2.500%, 12/01/27	3,927,319	4,079,968
4.000%, 01/01/32	2,284,998	2,494,647
6.500%, 06/01/32	266,434	302,985
5.000%, 12/01/33	2,011,723	2,192,380
2.562%, 12/01/33	366,537	390,808
2.800%, 12/01/33	162,415	174,354
6.000%, 02/01/34	563,185	632,739
2.160%, 05/01/34	1,186,650	1,250,703
2.361%, 07/01/34	2,217,977	2,360,999
2.747%, 01/01/35	823,575	879,687
1.917%, 03/01/35	609,649	640,935
2.603%, 06/01/35	314,871	335,413
2.123%, 10/01/35	3,043,840	3,217,462
5.500%, 10/01/35	889,386	975,787
2.584%, 05/01/36	260,048	277,766
2.691%, 06/01/37	519,922	556,682
2.578%, 09/01/37	4,307,531	4,578,491
4.000%, 02/01/41	2,680,574	2,936,569
3.500%, 10/01/41	2,608,955	2,782,776
2.091%, 09/01/42	3,624,562	3,762,615
		62,412,752
COMMERCIAL MORTGAGE-BACKED: 0.2%
JP Morgan Chase Commercial Mtg Sec Corp., 4.738%, 07/15/42	2,000,000	2,140,046
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	2,156,177
		4,296,223

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
TOTAL MORTGAGE-BACKED SECURITIES (Cost $97,175,271)		$100,588,899

TOTAL BONDS (Cost $465,542,068)		487,575,534

CERTIFICATES OF DEPOSIT: 0.0%
Hope Community Credit Union, 0.900%, 05/07/13	$100,000	100,000
Urban Partnership Bank, 0.350%, 09/20/13	248,000	248,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $348,000)		348,000

MONEY MARKET: 0.0%
Self Help Credit Union Money Market Account (Cost $264,998)	264,998	264,998

TIME DEPOSIT: 1.7%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/13 (Cost $32,427,000)	32,427,000	32,427,000

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.6%
State Street Institutional U.S. Government Money Market Fund (Cost $29,977,131)	29,977,131	29,977,131

TOTAL INVESTMENTS: 101.4% (Cost $1,613,402,607)		1,915,999,643

Payable upon return of securities loaned - (Net): -1.6%		(29,977,131)

Other assets and liabilities - (Net): 0.2%		2,919,131

Net Assets: 100.0%		$1,888,941,643

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
Celgene Corp.
expires January 2014, exercise price $115.00	800	$(1,000,000)
Facebook, Inc.
expires September 2013, exercise price $34.00	1,500	(57,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $902,110)		$(1,057,000)

(a) Non income producing security.

(b) Illiquid security.

(c) Fair Valued security.

(d) Security or partial position of this security has been segregated by the custodian to cover options contracts.

(e) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(f) Security or partial position of this security was on loan as of March 31, 2013. The total market value of securities on loan as of March 31, 2013 was $45,638,673.

(g) Principal amount is in Canadian dollars; value is in U.S. dollars.

(h) Principal amount is in Mexican pesos; value is in U.S. dollars.

(i) Principal amount is in Australian dollars; value is in U.S. dollars.

ADR - American Depository Receipt

CA - Canada

MX - Mexico

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

US - United States

Schedule of Investments (Unaudited)
Pax World Growth Fund	March 31, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 97.9%
CONSUMER DISCRETIONARY: 13.5%
Amazon.com, Inc. (a)	5,000	$1,332,450
Autoliv, Inc. (c)	14,900	1,030,186
BorgWarner, Inc. (a)	19,900	1,539,066
Coach, Inc.	17,300	864,827
Ford Motor Co.	97,500	1,282,125
Macy’s, Inc.	37,500	1,569,000
Marriott International, Inc., Class A	44,000	1,858,120
Michael Kors Holdings, Ltd. (a)	12,000	681,480
NIKE, Inc., Class B	36,420	2,149,144
Scripps Networks Interactive, Class A	17,750	1,142,035
Starbucks Corp.	30,150	1,717,344
Time Warner, Inc.	10,000	576,200
Valeo SA	20,500	1,110,769
VF Corp.	13,200	2,214,300
		19,067,046
CONSUMER STAPLES: 8.9%
Fresh Market, Inc., The (a)	23,750	1,015,788
General Mills, Inc.	57,000	2,810,669
Kimberly-Clark Corp.	20,700	2,028,186
PepsiCo, Inc.	33,680	2,664,425
Procter & Gamble Co., The	29,100	2,242,446
Whole Foods Market, Inc.	21,600	1,873,800
		12,635,314
ENERGY: 7.1%
Baker Hughes, Inc.	28,450	1,320,365
Devon Energy Corp.	24,044	1,356,562
Ensco PLC, Class A	20,250	1,215,000
Noble Corp.	14,500	553,175
Noble Energy, Inc.	15,400	1,781,164
Southwestern Energy Co. (a)	38,500	1,434,510
Statoil ASA, ADR	48,500	1,194,070
Talisman Energy, Inc.	92,500	1,133,125
		9,987,971
FINANCIALS: 8.2%
ACE, Ltd.	17,800	1,583,666
CBRE Group, Inc., Class A (a)	62,500	1,578,125
JPMorgan Chase & Co.	30,125	1,429,733
Plum Creek Timber Co., Inc., REIT	34,250	1,787,850
PNC Financial Services Group, Inc.	30,700	2,041,550

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
State Street Corp.	37,150	$2,195,193
Weyerhaeuser Co., REIT	31,000	972,780
		11,588,897
HEALTH CARE: 12.4%
Agilent Technologies, Inc.	36,750	1,542,398
Alexion Pharmaceuticals, Inc. (a)	11,850	1,091,859
Celgene Corp. (a)	14,500	1,680,695
Express Scripts Holding Co. (a)	29,750	1,715,088
HeartWare International, Inc. (a)	7,500	663,225
Intuitive Surgical, Inc. (a)	1,575	773,624
Laboratory Corp of America Holdings (a)	12,150	1,095,930
Mylan, Inc. (a)	35,000	1,012,900
Roche Holding AG	8,650	2,016,514
Teva Pharmaceutical Industries, Ltd., ADR	29,000	1,150,720
Thermo Fisher Scientific, Inc.	30,212	2,310,915
Thoratec Corp. (a)	21,500	806,250
Vertex Pharmaceuticals, Inc. (a)	15,500	852,190
Volcano Corp. (a)	37,500	834,750
		17,547,058
INDUSTRIALS: 13.0%
3M Co.	22,400	2,381,342
Cummins, Inc.	17,650	2,044,047
Eaton Corp PLC	25,550	1,564,938
Expeditors Int. of Washington, Inc.	43,000	1,535,530
Landstar System, Inc.	22,000	1,255,980
Pall Corp.	29,875	2,042,554
Quanta Services, Inc. (a)	47,200	1,348,976
Roper Industries, Inc.	17,150	2,183,367
Stanley Black & Decker, Inc.	26,500	2,145,705
United Parcel Service, Inc., Class B	22,251	1,911,361
		18,413,800
INFORMATION TECHNOLOGY: 28.5% (b)
Apple, Inc. (d)	10,825	4,791,469
Aruba Networks, Inc. (a)	65,500	1,620,470
ASML Holding NV	21,294	1,448,204
BMC Software, Inc. (a)	33,950	1,572,904
Cisco Systems, Inc.	69,000	1,442,790
Cognizant Technology Solutions, Class A (a)	24,250	1,857,793
Concur Technologies, Inc. (a)(c)	10,650	731,229
EMC Corp. (a)	58,500	1,397,565
Facebook, Inc., Class A (a)	15,000	383,700

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Google, Inc., Class A (a)	4,465	$3,545,344
IBM (c)	12,017	2,563,226
Intuit, Inc.	31,400	2,061,410
Juniper Networks, Inc. (a)	51,750	959,445
Mastercard, Inc., Class A	2,800	1,515,164
NetApp, Inc. (a)	41,850	1,429,596
NETGEAR, Inc. (a)	32,250	1,080,698
Nuance Communications, Inc. (a)	54,500	1,099,810
Oracle Corp.	40,750	1,317,855
Qualcomm, Inc.	39,000	2,611,050
Red Hat, Inc. (a)	27,200	1,375,232
SAP AG, ADR (c)	13,850	1,115,479
Texas Instruments, Inc.	48,500	1,720,780
Trimble Navigation, Ltd. (a)	53,750	1,610,350
Visa, Inc., Class A	6,200	1,053,008
		40,304,571
MATERIALS: 4.0%
Nucor Corp.	31,000	1,430,650
Praxair, Inc.	11,300	1,260,402
Rio Tinto PLC, ADR (c)	19,500	918,060
Syngenta AG, ADR	24,150	2,022,562
		5,631,674
TELECOMMUNICATION SERVICES: 1.1%
Vodafone Group PLC, ADR	54,838	1,557,948

UTILITIES: 1.2%
American Water Works Co., Inc.	41,904	1,736,502

TOTAL COMMON STOCKS (Cost $103,935,037)		138,470,781

TIME DEPOSIT: 2.1%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/13	$2,985,000	2,985,000
TOTAL TIME DEPOSIT (Cost $2,985,000)

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.9%
State Street Institutional U.S. Government Money Market Fund (Cost $2,735,138)	$2,735,138	$2,735,138

TOTAL INVESTMENTS: 101.9% (Cost $109,655,175)		144,190,919

Payable upon return of securities loaned - (Net): -1.9%		(2,735,138)

Other assets and liabilities - (Net): 0.0%		16,216

Net Assets: 100.0%		$141,471,997

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
PUTS:
Apple, Inc.	11	$(33,088)
expires January 2014, exercise price $400.00
TOTAL WRITTEN PUT OPTIONS (Premiums Received $30,642)		$(33,088)

(a)   Non-income producing security.

(b)   Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.

(c)   Security or partial position of this security was on loan as of March 31, 2013. The total market value of securities on loan as of March 31, 2013 was $5,383,777.

(d)   Security or partial position of this security has been segregated by the custodian to cover options contracts.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	March 31, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK: 98.2%
CONSUMER DISCRETIONARY: 8.2%
Einstein Noah Restaurant Group, Inc.	20,318	$301,316
Gannett Co, Inc.	30,000	656,100
Jamba, Inc. (a)	168,158	479,250
Valassis Communications, Inc. (b)	6,000	179,220
		1,615,886
ENERGY: 5.5%
Atwood Oceanics, Inc. (a)	11,000	577,940
Hornbeck Offshore Services, Inc. (a)	4,000	185,840
Kodiak Oil & Gas Corp. (a)(b)	10,000	90,900
Oasis Petroleum, Inc. (a)	2,500	95,175
RigNet, Inc. (a)	4,306	107,392
		1,057,247
FINANCIALS: 31.6% (c)
Cape Bancorp, Inc.	26,997	247,293
Capitol Federal Financial, Inc.	50,000	603,500
Chicopee Bancorp, Inc.	42,607	715,798
National Financial Partners Corp. (a)	17,300	388,039
OmniAmerican Bancorp, Inc. (a)	25,000	632,000
Oritani Financial Corp.	40,084	620,901
Peoples Federal Bancshares, Inc.	30,000	573,000
ProAssurance Corp.	14,000	662,620
Rockville Financial, Inc.	41,260	534,730
Territorial Bancorp, Inc.	36,010	856,317
Westwood Holdings Group, Inc.	8,477	376,633
		6,210,831
HEALTH CARE: 18.4%
CardioNet, Inc. (a)	210,416	511,311
Elan Corp. PLC, ADR (a)(b)	25,000	295,000
Hologic, Inc. (a)	15,000	339,000
ICU Medical, Inc. (a)	5,000	294,750
Ligand Pharmaceuticals, Inc., Class B (a)	12,762	340,107
Natus Medical, Inc. (a)	50,427	677,739
Onyx Pharmaceuticals, Inc. (a)	6,000	533,160
Repligen Corp. (a)	42,000	290,220
RTI Biologics, Inc. (a)	81,974	322,978
		3,604,265
INDUSTRIALS: 6.8%
KAR Auction Services, Inc.	24,114	483,003
Lindsay Corp.	1,500	132,270

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
INDUSTRIALS, continued
MYR Group, Inc. (a)	8,000	$196,480
Standard Parking Corp. (a)	10,000	207,000
Stericycle, Inc. (a)	3,000	318,540
		1,337,293
INFORMATION TECHNOLOGY: 19.8%
Amdocs, Ltd.	17,000	616,250
BMC Software, Inc. (a)	10,000	463,300
Broadridge Financial Solutions, Inc.	16,000	397,440
Envestnet, Inc. (a)	6,000	105,060
EPIQ Systems, Inc.	30,000	420,900
NVIDIA Corp.	17,100	219,393
Open Text Corp. (a)(b)	3,087	182,226
Teradyne, Inc. (a)	10,000	162,200
TheStreet, Inc. (b)	336,421	642,564
Westell Technologies, Inc., Class A (a)	340,815	685,038
		3,894,371
MATERIALS: 3.0%
Compass Minerals International	7,500	591,750

UTILITIES: 4.9%
CenterPoint Energy, Inc.	10,000	239,600
Laclede Group, Inc., The	12,500	533,750
Unitil Corp.	6,749	189,849
		963,199
TOTAL COMMON STOCKS (Cost $18,022,730)		19,274,842

TIME DEPOSIT: 1.0%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/13	$200,000	200,000
TOTAL TIME DEPOSIT (Cost $200,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 3.4%
State Street Institutional U.S. Government Money Market Fund (Cost $669,688)	669,688	669,688

TOTAL INVESTMENTS: 102.6% (Cost $18,892,418)		20,144,530

Payable upon return of securities loaned - (Net): -3.4%		(669,688)

Other assets and liabilities - (Net): 0.8%		149,605

Net Assets: 100.0%		$19,624,447

(a) Non-income producing security.

(b) Security or partial position of this security was on loan as of March 31, 2013. The total market value of securities on loan as of March 31, 2013 was $659,835.

(c) Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.

Schedule of Investments (Unaudited)
Pax World International Fund	March 31, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 97.2%
AUSTRALIA: 5.0%
Amcor, Ltd.	24,000	$232,525
Cochlear, Ltd.	6,600	468,862
National Australia Bank, Ltd.	28,678	925,329
QBE Insurance Group, Ltd.	46,500	657,394
		2,284,110
AUSTRIA: 1.3%
OMV AG	13,800	588,414

BELGIUM: 2.3%
Anheuser-Busch InBev NV	10,800	1,073,708

BRAZIL: 2.4%
CCR SA	41,200	418,779
Natura Cosmeticos SA	27,500	672,003
		1,090,782
CANADA: 3.2%
Potash Corp. of Saskatchewan, Inc.	13,900	545,575
Royal Bank of Canada	15,000	904,500
		1,450,075
DENMARK: 0.7%
Novo Nordisk A/S, B Shares	2,100	338,482

FINLAND: 0.9%
Fortum Oyj	19,500	393,344

FRANCE: 8.0%
AXA SA	52,000	898,630
Compagnie De Saint-Gobain	28,200	1,047,164
Danone SA	7,000	487,402
LVMH Moet Hennessy Louis Vuitt	5,300	910,593
Mersen	13,960	324,071
		3,667,860
GERMANY: 8.4%
Bayerische Motoren Werke AG	9,800	848,074
Deutsche Telekom AG	57,000	603,419
Linde AG	3,100	577,460
Muenchener Rueckversicherungs AG	3,800	712,224
Siemens AG	10,600	1,142,666
		3,883,843

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HONG KONG: 0.1%
Chaoda Modern Agriculture (Holdings), Ltd. (a)(c)(d)	710,000	$39,046

INDONESIA: 1.0%
Bank Rakyat Indonesia Persero Tbk PT	510,000	460,964

ISRAEL: 2.5%
Teva Pharmaceutical Industries, Ltd., ADR	29,200	1,158,656

JAPAN: 15.9%
Astellas Pharma, Inc.	17,800	960,610
Canon, Inc., ADR (b)	24,500	898,905
Central Japan Railway Co.	11,200	1,183,425
Hoya Corp.	21,100	397,919
Kao Corp.	31,100	1,005,833
Komatsu, Ltd.	30,900	739,043
Kurita Water Industries, Ltd.	20,100	446,329
Nintendo Co., Ltd.	2,500	270,244
Nippon Building Fund, Inc., REIT	37	518,451
Resona Holdings, Inc.	172,100	908,705
		7,329,464
LUXEMBOURG: 1.3%
APERAM	18,300	225,136
Tenaris SA, ADR	9,200	375,176
		600,312
NORWAY: 1.5%
Statoil ASA, ADR	27,500	677,050

POLAND: 1.4%
Powszechny Zaklad Ubezpieczen SA	5,100	632,915

SINGAPORE: 5.0%
DBS Group Holdings, Ltd.	76,000	983,654
Hyflux, Ltd.	279,000	329,129
SingTel	338,000	979,993
		2,292,776
SOUTH AFRICA: 1.6%
Sasol Ltd., ADR (b)	16,600	736,044

SPAIN: 4.6%
Banco Santander SA, ADR (b)	94,700	644,907

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
SPAIN, continued
Repsol SA	50,922	$1,034,532
Telefonica SA, ADR	31,900	430,969
		2,110,408
SWEDEN: 3.0%
Autoliv, Inc. (b)	6,000	414,840
Hennes & Mauritz AB, B Shares	27,000	966,981
		1,381,821
SWITZERLAND: 6.5%
ABB, Ltd., ADR (a)	20,750	472,270
Nestle SA	15,200	1,100,093
Roche Holding AG	3,250	757,650
Syngenta AG, ADR	8,100	678,375
		3,008,388
TAIWAN: 1.4%
Taiwan Semiconductor Manu. Co., Ltd., ADR	37,076	637,337

TURKEY: 2.8%
Mardin Cimento Sanayii ve Tica AS	93,000	275,605
Turkiye Halk Bankasi AS	95,100	1,017,111
		1,292,716
UNITED KINGDOM: 16.4%
AMEC PLC	26,000	417,824
ARM Holdings PLC, ADR	13,500	571,995
BG Group PLC	56,400	970,533
Marks & Spencer Group PLC	90,600	537,272
Reckitt Benckiser Group PLC	10,200	732,335
Reed Elsevier PLC	97,000	1,154,066
Rio Tinto PLC, ADR (b)	19,500	918,060
Spectris PLC	11,414	426,142
Standard Chartered PLC	35,200	914,007
Vodafone Group PLC, ADR	32,300	917,643
		7,559,877
TOTAL COMMON STOCKS (Cost $39,711,295)		44,688,392

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
EXCHANGE TRADED FUNDS: 2.6%
UNITED STATES: 2.6%
SPDR Gold Shares (a)	7,750	1,196,988
TOTAL EXCHANGE TRADED FUNDS (Cost $1,004,990)

TIME DEPOSIT: 0.5%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/13	$247,000	247,000
TOTAL TIME DEPOSIT (Cost $247,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 6.8%
State Street Institutional U.S. Government Money Market Fund (Cost $3,104,680)	3,104,680	3,104,680

TOTAL INVESTMENTS: 107.1% (Cost $44,067,965)		49,237,060

Payable upon return of securities loaned - (Net): -6.8%		(3,104,680)

Other assets and liabilities - (Net):- 0.3%		(144,734)

Net Assets: 100.0%		$45,987,646

(a) Non-income producing security.

(b) Security or partial position of this security was on loan as of March 31, 2013. The total market value of securities on loan as of March 31, 2013 was $3,014,113.

(c) Fair Valued security.

(d) Illiquid security.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$4,831,826	10.5%
CONSUMER STAPLES	5,110,421	11.1%
ENERGY	4,799,573	10.4%
FINANCIALS	10,178,789	22.1%
HEALTH CARE	3,684,260	8.0%
INDUSTRIALS	5,773,748	12.6%
INFORMATION TECHNOLOGY	3,202,542	7.0%
MATERIALS	3,452,736	7.5%
TELECOMMUNICATIONS SERVICES	2,932,024	6.4%
UTILITIES	722,473	1.6%
EXCHANGE TRADED FUNDS	1,196,988	2.6%
TIME DEPOSIT	247,000	0.5%
Other assets and liabilities - (Net)	(144,733)	-0.3%
TOTAL	$45,987,647	100.0%

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	March 31, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 1.6%
COMMON STOCKS: 0.7%
ENERGY: 0.7%
LinnCo LLC (f)	100,000	$3,905,000

TOTAL COMMON STOCKS (Cost $3,744,379)		3,905,000

PREFERRED STOCKS: 0.9%
FINANCIAL SERVICES: 0.9%
Hercules Tech Growth Capital, Inc., 7.000%	190,000	4,941,900

TOTAL PREFERRED STOCKS (Cost $4,776,586)		4,941,900

TOTAL STOCKS (Cost $8,520,965)		8,846,900

EXCHANGE TRADED FUNDS: 2.7%
iShares iBoxx $ High Yield Corp Bond Fund (f)	60,000	5,661,000
ProShares UltraShort Euro (g)	30,000	600,000
SPDR Barclays Capital High Yield Bond ETF (f)	200,000	8,222,000

TOTAL EXCHANGE TRADED FUNDS (Cost $14,432,430)		14,483,000

BONDS: 91.0%
CORPORATE BONDS: 90.1%
AUTOMOTIVE: 1.1%
Delphi Corp., 5.000%, 02/15/23 (f)	$3,000,000	3,187,500
Navistar International Corp., 3.000%, 10/15/14	1,500,000	1,534,544
Navistar International Corp., 8.250%, 11/01/21	1,000,000	1,023,750
		5,745,794
BASIC INDUSTRY: 4.7%
Gibraltar Industries, Inc., 144A, 6.250%, 02/01/21 (a)	250,000	266,250
Interline Brands, Inc., 144A, 10.000%, 11/15/18 (a)	3,250,000	3,615,625
Longview Fibre Paper & Packaging, Inc., 144A, 8.000%, 06/01/16 (a)(f)	4,005,000	4,205,250
Mirabela Nickel, Ltd, 144A, 8.750%, 04/15/18 (a)	1,000,000	922,500
Nexeo Solutions LLC/Finance Corp., 8.375%, 03/01/18	8,000,000	7,840,000
Orion Engineered Carbons Bondco GmbH, 144A, 9.625%, 06/15/18 (a)	1,349,000	1,507,508
Orion Engineered Carbons Finance & Co. SCA, 144A, 9.250%, 08/01/19 (a)	3,700,000	3,755,500

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
BASIC INDUSTRY, continued
Sappi Papier Holding GmbH, 144A, 7.750%, 07/15/17 (a)	$250,000	$277,500
Sappi Papier Holding GmbH, 144A, 6.625%, 04/15/21 (a)	3,000,000	3,112,500
		25,502,633
CAPITAL GOODS: 6.8%
Ard Finance SA, 144A, 11.125%, 06/01/18 (a)(c)(LU)	2,000,000	2,782,129
Ardagh Packaging Finance PLC., 144A, 9.125%, 10/15/20 (a)	2,500,000	2,768,750
Belden, Inc., 144A, 5.500%, 09/01/22 (a)	8,615,000	8,873,450
Hyva Global BV, 144A, 8.625%, 03/24/16 (a)	2,000,000	2,020,000
J.B. Poindexter & Co, Inc., 144A, 9.000%, 04/01/22 (a)	6,250,000	6,562,500
Mcron Finance Sub LLC/Finance Corp., 144A, 8.375%, 05/15/19 (a)	5,248,000	5,825,280
Milacron LLC/Mcron Finance Corp., 144A, 7.750%, 02/15/21 (a)(f)	1,500,000	1,558,125
SPL Logistics Escrow LLC/Finance Corp., 144A, 8.875%, 08/01/20 (a)	1,000,000	1,067,500
Unifrax I, LLC/Holding Co., 144A, 7.500%, 02/15/19 (a)	5,250,000	5,433,750
		36,891,484
CONSUMER CYCLICAL: 8.3%
Brown Shoe Co., Inc., 7.125%, 05/15/19	3,000,000	3,180,000
Edcon Proprietary, Ltd, 144A, 3.453%, 06/15/14 (a)(c)(SA)	4,296,000	5,506,831
Fiesta Restaurant Group, Inc., 8.875%, 08/15/16	1,000,000	1,090,000
Human Touch LLC/Interactive Health Finance, 144A, 15.000%, 03/30/14 (a)(b)(e)	429,017	0
Icon Health & Fitness, Inc., 144A, 11.875%, 10/15/16 (a)	4,450,000	3,871,500
Levi Strauss & Co., 7.625%, 05/15/20 (f)	3,000,000	3,315,000
Levi Strauss & Co., 6.875%, 05/01/22	200,000	220,000
Logan’s Roadhouse, Inc., 10.750%, 10/15/17	5,000,000	4,700,000
Perry Ellis International, Inc., 7.875%, 04/01/19	6,250,000	6,593,750
Quiksilver, Inc., 6.875%, 04/15/15 (f)	7,650,000	7,650,000
Radio Systems Corp., 144A, 8.375%, 11/01/19 (a)	2,100,000	2,226,000
Sally Holdings LLC/Capital, Inc., 6.875%, 11/15/19	4,450,000	4,950,625
Sally Holdings LLC/Capital, Inc., 5.750%, 06/01/22	100,000	104,875
Wok Acquisition Corp., 144A, 10.250%, 06/30/20 (a)	1,250,000	1,343,750
		44,752,331
CONSUMER NON-CYCLICAL: 2.1%
BC Mountain LLC/Finance, Inc., 144A, 7.000%, 02/01/21 (a)	250,000	265,625
Foodcorp Proprietary, Ltd., 144A, 8.750%, 03/01/18 (a)(c)(SA)	5,000,000	7,010,121
Hawk Acquisition Sub, Inc., 144A, 4.250%, 10/15/20 (a)	2,000,000	2,005,000
Libbey Glass, Inc., 6.875%, 05/15/20	2,025,000	2,194,594
		11,475,340

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
ENERGY: 12.9%
Alta Mesa Holdings, LP/Finance Services Corp., 9.625%, 10/15/18	$8,000,000	$8,480,000
CGG Veritas, 9.500%, 05/15/16	1,000,000	1,055,000
CGG Veritas, 6.500%, 06/01/21	500,000	527,500
Chaparral Energy, Inc., 9.875%, 10/01/20	4,000,000	4,640,000
Chaparral Energy, Inc., 7.625%, 11/15/22 (f)	250,000	274,375
Chaparral Energy, Inc., 144A, 7.625%, 11/15/22 (a)	2,000,000	2,175,000
Crosstex Energy, LP/Finance Corp., 8.875%, 02/15/18	1,000,000	1,087,500
Drill Rigs Holdings, Inc., 144A, 6.500%, 10/01/17 (a)	6,500,000	6,597,500
EV Energy Partners, LP/Finance Corp., 8.000%, 04/15/19	500,000	530,000
Exterran Partners LP/EXPL Finance Corp., 144A, 6.000%, 04/01/21 (a)	4,250,000	4,244,688
Halcon Resources Corp., 144A, 9.750%, 07/15/20 (a)	600,000	666,000
Hercules Offshore, Inc, 144A, 7.125%, 04/01/17 (a)	2,500,000	2,706,250
Hercules Offshore, Inc., 144A, 10.250%, 04/01/19 (a)	4,500,000	5,028,750
Kodiak Oil & Gas Corp., 8.125%, 12/01/19	250,000	283,750
Oil States International, Inc., 144A, 5.125%, 01/15/23 (a)	100,000	100,250
Penn Virginia Corp., 10.375%, 06/15/16 (f)	5,525,000	5,897,938
Penn Virginia Corp., 7.250%, 04/15/19 (f)	2,800,000	2,807,000
Petroleum Geo-Services ASA, 144A, 7.375%, 12/15/18 (a)	2,000,000	2,200,000
PHI, Inc., 8.625%, 10/15/18	6,875,000	7,510,938
Rosetta Resources, Inc., 9.500%, 04/15/18	6,500,000	7,198,750
Sabine Pass Liquefaction, LLC, 144A, 5.625%, 02/01/21 (a)	500,000	519,375
Samson Investment Co., 144A, 9.750%, 02/15/20 (a)	5,000,000	5,337,500
		69,868,064
FINANCIAL SERVICES: 2.3%
Ares Capital Corp., 144A, 5.125%, 06/01/16 (a)	1,200,000	1,286,250
CIT Group, Inc., 5.000%, 05/15/17	250,000	269,375
CIT Group, Inc., 4.250%, 08/15/17	1,000,000	1,050,000
CIT Group, Inc., 5.250%, 03/15/18	1,000,000	1,085,000
Hercules Technology Growth Capital, Inc., 6.000%, 04/15/16	1,000,000	1,091,250
Nuveen Investments, Inc., 144A, 9.125%, 10/15/17 (a)	6,040,000	6,266,500
Oxford Finance, LLC/Co - Issuer, Inc.,144A, 7.250%, 01/15/18 (a)	1,475,000	1,537,688
		12,586,063
HEALTH CARE: 9.4%
Air Medical Group Holdings, Inc., 9.250%, 11/01/18	6,390,000	7,108,875
Alere, Inc., 8.625%, 10/01/18	7,000,000	7,472,500
BioScrip, Inc., 10.250%, 10/01/15	6,019,000	6,357,569
Hanger, Inc., 7.125%, 11/15/18	4,920,000	5,338,200
HCA Holdings, Inc., 7.750%, 05/15/21 (f)	7,000,000	7,818,125
Health Management Associates, Inc., 6.125%, 04/15/16	4,000,000	4,410,000
Health Management Associates, Inc., 7.375%, 01/15/20	4,000,000	4,410,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE, continued
Hologic, Inc., 6.250%, 08/01/20	$100,000	$106,875
InVentiv Health, Inc., 144A, 11.000%, 08/15/18 (a)	6,250,000	5,406,250
Omega Healthcare Investors, Inc., REIT, 5.875%, 03/15/24	2,500,000	2,675,000
		51,103,394
MEDIA: 9.0%
Cequel Communications Holdings I, LLC/Capital Corp., 144A, 6.375%, 09/15/20 (a)	500,000	521,250
Gannett Co, Inc., 7.125%, 09/01/18	5,000,000	5,475,000
Harron Communications, LP/Finance Corp., 144A, 9.125%, 04/01/20 (a)	2,435,000	2,715,025
MDC Partners, Inc., 11.000%, 11/01/16	6,000,000	6,690,000
MDC Partners, Inc., 144A, 6.750%, 04/01/20 (a)	500,000	507,500
Mood Media Corp., 144A, 9.250%, 10/15/20 (a)	6,046,000	6,635,485
Nara Cable Funding II, Ltd., 144A, 8.500%, 03/01/20 (a)(c)(IE)	250,000	337,287
Nara Cable Funding, Ltd., 144A, 8.875%, 12/01/18 (a)	1,200,000	1,245,000
Numericable Finance & Co. SCA, 144A, 8.070%, 10/15/18 (a)(c)(LU)	2,000,000	2,647,022
Numericable Finance & Co. SCA, 144A, 8.750%, 02/15/19 (a)(c)(LU)	5,250,000	7,352,215
Townsquare Radio, LLC/Inc., 144A, 9.000%, 04/01/19 (a)	4,000,000	4,390,000
Valassis Communications, Inc., 6.625%, 02/01/21 (f)	8,000,000	8,580,000
Virgin Media Finance PLC, 8.375%, 10/15/19	1,670,000	1,874,575
		48,970,359
REAL ESTATE: 1.7%
Kennedy Wilson, Inc., 144A, 8.750%, 04/01/19 (a)	1,000,000	1,085,000
Kennedy-Wilson, Inc., 8.750%, 04/01/19	7,400,000	8,029,000
		9,114,000
SERVICES: 11.0%
Algeco Scotsman Global Finance PLC, 144A, 8.500%, 10/15/18 (a)	7,850,000	8,458,375
Algeco Scotsman Global Finance PLC. 144A, 9.000%, 10/15/18 (a)(c)(UK)	250,000	334,662
Alliance Data Systems Corp., 144A, 5.250%, 12/01/17 (a)	1,000,000	1,042,500
Alliance Data Systems Corp., 144A, 6.375%, 04/01/20 (a)	500,000	541,250
FTI Consulting, Inc., 144A, 6.000%, 11/15/22 (a)	500,000	531,250
Grupo Senda Autotransporte SA de CV, 144A, 10.500%, 10/03/15 (a)	1,250,000	1,300,000
Inversiones Alsacia SA, 144A, 8.000%, 08/18/18 (a)(b)	1,910,587	1,817,446
Iron Mountain, Inc., 5.750%, 08/15/24	3,000,000	3,011,250
Kenan Advantage Group, Inc., The, 144A, 8.375%, 12/15/18 (a)	2,650,000	2,795,750
Marquette Transportation Co./Finance Corp., 10.875%, 01/15/17	6,700,000	7,202,500
Mobile Mini, Inc., 7.875%, 12/01/20	750,000	838,125
Navios Maritime Acquisition Corp., 8.625%, 11/01/17 (f)	7,600,000	7,595,250
PHH Corp., 7.375%, 09/01/19 (f)	6,000,000	6,810,000
Sabre, Inc., 144A, 8.500%, 05/15/19 (a)	7,000,000	7,621,250
Stream Global Services, Inc., 11.250%, 10/01/14	7,401,000	7,697,040
Viking Cruises, Ltd., 144A, 8.500%, 10/15/22 (a)	500,000	552,500
Zachry Holdings, Inc., 144A, 7.500%, 02/01/20 (a)	1,000,000	1,057,500
		59,206,648

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
TECHNOLOGY & ELECTRONICS: 10.1%
Brightstar Corp., 144A, 9.500%, 12/01/16 (a)	$4,000,000	$4,300,000
Epicor Software Corp., 8.625%, 05/01/19	6,250,000	6,796,875
EVERTEC Group, LLC/Finance Corp., 11.000%, 10/01/18	8,000,000	9,120,000
j2 Global, Inc., 8.000%, 08/01/20	7,000,000	7,490,000
MMI International, Ltd., 144A, 8.000%, 03/01/17 (a)	1,000,000	1,030,000
MModal, Inc., 144A, 10.750%, 08/15/20 (a)(f)	4,000,000	3,500,000
NetApp, Inc., 1.750%, 06/01/13	5,000,000	5,465,625
NeuStar, Inc.144A, 4.500%, 01/15/23 (a)	4,250,000	4,080,000
Nuance Communications, Inc., 2.750%, 08/15/27 (f)	4,000,000	4,877,500
Syniverse Holdings, Inc., 9.125%, 01/15/19	7,013,000	7,731,832
WEX, Inc. 144A, 4.750%, 02/01/23 (a)	250,000	243,125
		54,634,957
TELECOMMUNICATIONS: 9.6%
America Movil SAB de CV, 9.000%, 01/15/16 (b)(d)(MX)	25,000,000	2,204,729
Axtel SAB de CV, 144A, 7.000%, 01/31/20 (a)	1,000,000	890,000
Axtel SAB de CV, 144A, 7.000%, 01/31/20 (a)(b)(d)(e)(MX)	1,140,000	127,370
CenturyLink, Inc., 6.450%, 06/15/21	3,000,000	3,185,076
Crown Castle International Corp., 5.250%, 01/15/23	250,000	255,313
Digicel, Ltd., 144A, 6.000%, 04/15/21 (a)	1,000,000	997,500
DigitalGlobe, Inc., 144A, 5.250%, 02/01/21 (a)	250,000	249,375
Dycom Investments, Inc., 144A, 7.125%, 01/15/21 (a)	3,000,000	3,217,500
Eileme 1 AB, 144A, 14.250%, 08/15/20 (a)	4,000,000	4,410,000
Equinix, Inc., 3.000%, 10/15/14	2,000,000	4,025,000
Intelsat Luxembourg SA, 11.500%, 02/04/17	1,345,000	1,429,063
Intelsat Luxembourg SA, 11.250%, 02/04/17	4,385,000	4,675,506
Intelsat Luxembourg SA, 144A, 6.750%, 06/01/18 (a)	500,000	517,500
Intelsat Luxembourg SA, 144A, 7.750%, 06/01/21 (a)	1,000,000	1,020,000
Intelsat Luxembourg SA, 144A, 8.125%, 06/01/23 (a)	1,000,000	1,020,000
Maxcom Telecomunicaciones SAB de CV, 11.000%, 12/15/14 (b)	6,000,000	4,260,000
NII Capital Corp., 8.875%, 12/15/19 (f)	2,000,000	1,515,000
Pacnet, Ltd., 144A, 9.250%, 11/09/15 (a)	6,745,000	7,183,425
Sable International Finance, Ltd., 144A, 8.750%, 02/01/20 (a)	200,000	227,000
Wind Acquisition Holdings Finance SA, 12.250%, 07/15/17 (c)(LU)	2,000,000	2,627,794
Wind Acquisition Holdings Finance SA, 144A, 12.250%, 07/15/17 (a)(c)(LU)	1,000,000	1,313,896
Wind Acquisition Holdings Finance SA, 144A, 12.250%, 07/15/17 (a)	4,000,000	4,175,000
Windstream Corp., 7.500%, 04/01/23	2,000,000	2,130,000
Windstream Corp., 144A, 6.375%, 08/01/23 (a)	500,000	498,750
		52,154,797

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
UTILITY: 1.1%
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19 (a)(b)	$336,200	$296,443
InterGen NV, 144A, 9.000%, 06/30/17 (a)	5,000,000	4,937,500
Ormat Funding Corp., 8.250%, 12/30/20 (b)	503,899	471,145
		5,705,088
TOTAL CORPORATE BONDS (Cost $469,373,322)		487,710,952

LOANS: 0.9%
TELECOMMUNICATIONS: 0.9%
Zayo Group LLC, 7.125%, 07/02/19	4,975,000	5,032,387

TOTAL LOANS (Cost $5,015,672)		5,032,387

TOTAL BONDS (Cost $474,388,994)		492,743,339

WARRANTS: 0.0%
Interactive Health	2,495	0
TOTAL WARRANTS (Cost $0)

CERTIFICATES OF DEPOSIT: 0.2%
One PacificCoast Bank, 1.100%, 01/21/15	200,000	200,000
One PacificCoast Bank, 1.250%, 05/10/13	100,000	100,000
One PacificCoast Bank, FSB CDARS, 0.490%, 07/05/13	200,000	200,000
One PacificCoastBank, FSB CDARS, 0.200%, 07/03/13	100,000	100,000
Self Help Credit Union, 0.800%, 01/04/14	100,000	100,000
Urban Partnership Bank, 0.500%, 08/03/13	100,000	100,000
Urban Partnership Bank, 0.550%, 07/01/13	100,564	100,564
TOTAL CERTIFICATES OF DEPOSIT (Cost $900,564)		900,564

TIME DEPOSIT: 3.4%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/13	18,675,000	18,675,000
TOTAL TIME DEPOSIT (Cost $18,675,000)

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 8.5%
State Street Institutional U.S. Government Money Market Fund (Cost $46,161,805)	$46,161,805	$46,161,805

TOTAL INVESTMENTS: 107.4% (Cost $563,079,758)		581,810,608

Payable upon return of securities loaned - (Net): -8.5%		(46,161,805)

Other assets and liabilities - (Net): 1.1%		5,718,348

Net Assets: 100.0%		$541,367,151

(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(b) Illiquid security.

(c) Principal amount is in Euro Dollars; value is in U.S. dollars.

(d) Principal amount is in Mexican pesos; value is in U.S. dollars.

(e) Fair Valued security.

(f) Security or partial position of this security was on loan as of March 31, 2013. The total market value of securities on loan as of March 31, 2013 was $45,230,140.

(g)  Non-income producing security.

IE - Ireland

LP - Limited Partnership

LU - Luxembourg

MX - Mexico

SA - South Africa

UK - United Kingdom

	SHARES	VALUE
SECURITIES SHORT SOLD: -1.4%

COMMON STOCK: -1.4%
TELECOMMUNICATIONS: -0.8%
Equinix, Inc.	(19,500)	$(4,218,045)

TECHNOLOGY & ELECTRONICS: -0.6%
NetApp, Inc.	(90,000)	(3,074,400)

TOTAL SECURITIES SOLD SHORT (Proceeds $6,659,602)		$(7,292,445)

Schedule of Investments (Unaudited)
Pax World Global Women’s Equality Fund	March 31, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 98.6%
CONSUMER DISCRETIONARY: 13.1%
Bayerische Motoren Werke AG	7,020	$607,498
Brown Shoe Co., Inc.	15,600	249,600
Hennes & Mauritz AB, B Shares	17,600	630,328
Johnson Controls, Inc.	15,700	550,599
Marks & Spencer Group PLC	72,000	426,971
NIKE, Inc., Class B	11,800	696,318
Starbucks Corp.	9,650	549,664
Starwood Hotels & Resorts Worldwide, Inc.	7,600	484,348
Time Warner Cable, Inc.	7,450	715,647
Wolters Kluwer NV	16,000	349,630
		5,260,603
CONSUMER STAPLES: 9.9%
General Mills, Inc.	19,750	973,873
Natura Cosmeticos SA	18,600	454,518
Nestle SA	6,800	492,147
PepsiCo, Inc.	6,900	545,859
Procter & Gamble Co., The	8,800	678,128
Shiseido Co., Ltd.	30,900	433,201
Woolworths, Ltd.	11,800	416,583
		3,994,309
ENERGY: 9.7%
Baker Hughes, Inc.	11,000	510,510
BG Group PLC	33,900	583,353
Noble Corp.	2,500	95,375
Sasol Ltd., ADR	13,600	603,024
Statoil ASA, ADR	42,800	1,053,736
Talisman Energy, Inc.	25,300	309,925
Woodside Petroleum, Ltd.	19,800	742,126
		3,898,049
FINANCIALS: 19.9%
American Express Co.	10,100	681,346
American Tower Corp., REIT	6,900	530,748
AXA SA	26,800	463,140
Bank of New York Mellon Corp., The	26,700	747,333
DNB ASA	23,600	347,325
National Australia Bank, Ltd.	16,200	522,712
PNC Financial Services Group, Inc.	8,450	561,925
Powszechny Zaklad Ubezpieczen SA	3,580	444,282
QBE Insurance Group, Ltd.	30,500	431,194
Resona Holdings, Inc.	96,000	506,889

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Royal Bank of Canada (Canadian)	12,500	$753,064
Standard Chartered PLC	23,100	599,817
Turkiye Halk Bankasi AS	72,200	772,190
US Bancorp	10,800	366,444
Weyerhaeuser Co., REIT	8,400	263,592
		7,992,001
HEALTH CARE: 11.4%
Allergan, Inc.	6,100	680,943
Hologic, Inc. (a)	18,500	418,100
Mylan, Inc. (a)	18,000	520,920
Pfizer, Inc.	27,500	793,649
Roche Holding AG	2,160	503,546
Teva Pharmaceutical Industries, Ltd., ADR	18,000	714,240
Thermo Fisher Scientific, Inc.	6,400	489,536
UnitedHealth Group, Inc.	8,250	471,983
		4,592,917
INDUSTRIALS: 10.9%
3M Co.	7,750	823,903
ABB, Ltd., ADR (a)	28,227	642,447
Bombardier, Inc., Class B	83,000	329,271
Emerson Electric Co.	10,200	569,874
Komatsu, Ltd.	27,000	645,766
Legrand SA	7,900	344,658
Pentair, Ltd.	9,050	477,388
Timken Co.	7,900	446,982
Xylem, Inc.	4,000	110,240
		4,390,529
INFORMATION TECHNOLOGY: 14.3%
Autodesk, Inc. (a)	9,650	397,966
EMC Corp. (a)	15,900	379,851
Google, Inc., Class A (a)	1,000	794,030
IBM	2,770	590,841
Intuit, Inc.	8,300	544,895
Mastercard, Inc., Class A	1,000	541,130
Microsoft Corp.	17,670	505,539
Oracle Corp.	19,000	614,460
Qualcomm, Inc.	6,400	428,480
Trend Micro, Inc.	8,900	249,892
Xerox Corp	28,000	240,800
Yahoo!, Inc. (a)	19,500	458,835
		5,746,719

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS: 4.6%
Potash Corp. of Saskatchewan, Inc.	9,100	$357,175
Praxair, Inc.	4,100	457,314
Rio Tinto PLC, ADR (b)	13,700	644,996
Syngenta AG, ADR	4,900	410,375
		1,869,860
TELECOMMUNICATION SERVICES: 3.0%
Deutsche Telekom AG	64,000	677,523
Vodafone Group PLC, ADR	18,300	519,903
		1,197,426
UTILITIES: 1.8%
American Water Works Co., Inc.	9,300	385,392
National Grid PLC	31,000	360,212
		745,604
TOTAL COMMON STOCKS (Cost $35,399,582)		39,688,017

EXCHANGE TRADED FUNDS: 1.3%
SPDR Gold Shares (a)	3,400	525,130

TOTAL EXHANGE TRADED FUNDS (Cost $314,851)		525,130

TIME DEPOSIT: 0.6%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/13	$244,000	244,000
TOTAL TIME DEPOSIT (Cost $244,000)		244,000

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.6%
State Street Institutional U.S. Government Money Market Fund (Cost $661,196)	661,196	661,196

TOTAL INVESTMENTS: 102.1% (Cost $36,619,629)		41,118,343

Payable upon return of securities loaned - (Net): -1.6%		(661,196)

Other assets and liabilities - (Net): -0.5%		(213,572)

Net Assets: 100.0%		$40,243,575

(a) Non-income producing security.

(b) Security or partial position of this security was on loan as of March 31, 2013. The total market value of securities on loan as of March 31, 2013 was $638,546.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$2,112,615	5.2%
BRAZIL	454,518	1.1%
CANADA	1,749,435	4.3%
FRANCE	807,798	2.0%
GERMANY	1,285,021	3.2%
ISRAEL	714,240	1.8%
JAPAN	1,835,748	4.6%
NETHERLANDS	349,630	0.9%
NORWAY	1,401,061	3.5%
POLAND	444,282	1.1%
SOUTH AFRICA	603,024	1.5%
SWEDEN	630,328	1.6%
SWITZERLAND	2,621,278	6.5%
TURKEY	772,191	1.9%
UNITED KINGDOM	3,135,252	7.8%
UNITED STATES	20,771,596	51.6%
EXCHANGE TRADED FUNDS	525,130	1.3%
TIME DEPOSIT	244,000	0.6%
Other assets and liabilities - (Net): -0.5%	(213,572)	-0.5%
TOTAL	$40,243,575	100.0%

Schedule of Investments (Unaudited)
Pax World Global Environmental Markets Fund	March 31, 2013

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 94.8%
ENERGY EFFICIENCY: 37.7%
POWER NETWORK EFFICIENCY: 10.0%
ABB, Ltd. (a)	63,019	$1,430,634
Alstom SA	38,617	1,575,115
Emerson Electric Co.	40,800	2,279,496
Itron, Inc. (a)	40,985	1,901,704
		7,186,949
INDUSTRIAL ENERGY EFFICIENCY: 10.3%
Delta Electronics, Inc.	219,004	918,579
GEA Group AG	63,224	2,088,229
Infineon Technologies AG	200,009	1,582,544
SMC Corp./Japan	5,800	1,126,289
Spirax-Sarco Engineering PLC	40,712	1,665,674
		7,381,315
BUILDINGS ENERGY EFFICIENCY: 4.1%
Acuity Brands, Inc.	6,500	450,775
Kingspan Group PLC	101,140	1,246,406
Legrand SA	28,365	1,237,496
		2,934,677
TRANSPORT ENERGY EFFICIENCY: 5.2%
BorgWarner, Inc. (a)	24,900	1,925,766
Delphi Automotive PLC	40,800	1,811,520
		3,737,286
CONSUMER ENERGY EFFICIENCY: 4.0%
Epistar Corp.	384,000	688,798
Murata Manufacturing Co., Ltd.	28,400	2,147,315
		2,836,113
DIVERSIFIED ENERGY EFFICIENCY: 4.1%
IMI PLC	85,837	1,694,474
Invensys PLC	233,492	1,250,511
		2,944,985
WATER INFRASTRUCTURE & TECHNOLOGIES: 26.6%
WATER INFRASTRUCTURE: 12.4%
IDEX Corp.	25,250	1,348,855
Pentair, Ltd.	42,750	2,255,063
Roper Industries, Inc.	8,100	1,031,211
Watts Water Technologies, Inc., Class A	46,600	2,236,334
Xylem, Inc.	74,200	2,044,952
		8,916,415

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
WATER INFRASTRUCTURE & TECHNOLOGIES, continued
WATER TREATMENT EQUIPMENT: 7.1%
Ecolab, Inc.	17,100	$1,371,078
Kemira Oyj	89,200	1,240,110
Pall Corp.	36,500	2,495,505
		5,106,693
WATER UTILITIES: 7.1%
American Water Works Co., Inc.	49,500	2,051,280
Manila Water Co., Inc.	914,000	897,878
Pennon Group PLC	223,732	2,119,650
		5,068,808
POLLUTION CONTROL: 15.0%
POLLUTION CONTROL SOLUTIONS: 5.8%
ENN Energy Holdings, Ltd.	413,500	2,279,423
Johnson Matthey PLC	25,458	893,089
Umicore SA	20,559	967,009
		4,139,521
ENVIRONMENTAL TESTING & GAS SENSING: 9.2%
Agilent Technologies, Inc.	57,000	2,392,290
ALS, Ltd.	96,740	1,061,135
Horiba, Ltd.	39,200	1,240,307
Thermo Fisher Scientific, Inc.	25,100	1,919,899
		6,613,631
WASTE MANAGEMENT & TECHNOLOGIES: 8.9%
WASTE TECHNOLOGY EQUIPMENT: 3.7%
China Everbright International, Ltd.	3,674,200	2,632,496

HAZARDOUS WASTE MANAGEMENT: 4.7%
Daiseki Co., Ltd.	76,700	1,303,725
Stericycle, Inc. (a)	19,550	2,075,819
		3,379,544
GENERAL WASTE MANAGEMENT: 0.5%
Shanks Group PLC	314,658	376,175

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
DIVERSIFIED ENVIRONMENTAL: 6.6%
DIVERSIFIED ENVIRONMENTAL: 6.6%
3M Co.	12,900	$1,371,399
Linde AG	11,388	2,121,329
Yingde Gases Group Co., Ltd.	1,098,600	1,226,642
		4,719,370
TOTAL COMMON STOCKS (Cost $54,179,782)		67,973,978

REPURCHASE AGREEMENT: 5.0%
State Street Repo, 0.010%, Dated: 03/28/13, Due: 04/01/13, Proceeds: $3,622,004 (collateralized by Freddie Mac, 2.000%, due 01/30/23, principal amt $3,775,000; market value $3,694,676)
TOTAL REPURCHASE AGREEMENT (Cost $3,622,000)	$3,622,000	3,622,000

TOTAL INVESTMENTS: 99.8% (Cost $57,801,782)		71,595,978

Other assets and liabilities - (Net): 0.2%		163,139

Net Assets: 100.0%		$71,759,117

(a) Non-income producing security.

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$1,061,135	1.5%
BELGIUM	967,009	1.3%
CHINA	2,279,423	3.2%
FINLAND	1,240,110	1.7%
FRANCE	2,812,611	3.9%
GERMANY	5,792,102	8.1%
HONG KONG	3,859,138	5.4%
IRELAND	1,246,406	1.7%
JAPAN	5,817,636	8.1%
PHILIPPINES	897,878	1.3%
SWITZERLAND	3,685,697	5.1%
TAIWAN	1,607,377	2.3%
UNITED KINGDOM	9,811,093	13.7%
UNITED STATES	26,896,363	37.5%
REPURCHASE AGREEMENT	3,622,000	5.0%
Other assets and liabilities - (Net)	163,139	0.2%
TOTAL	$71,759,117	100.0%

Notes to Schedules of Investments (Unaudited)

Pax World Funds

March 31, 2013

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006.  As of March 31, 2013, the Trust offered eleven investment funds.

These financial statements relate only to the Pax World Balanced Fund (the “Balanced Fund”), Pax World Growth Fund (the “Growth Fund”), Pax World Small Cap Fund (the “Small Cap Fund”), Pax World International Fund (the “International Fund”), Pax World High Yield Bond Fund (the “High Yield Bond Fund”), Pax World Global Women’s Equality Fund (the “Global Women’s Equality Fund”), and Pax World Global Environmental Markets Fund (the “Global Environmental Markets Fund”) (each a “Fund”, collectively, the “Funds”), each a diversified series of the Trust.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses.  The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “fair value pricing”). The Board has delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings.  The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer.  One of the function s of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available.  The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter.  All Actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board.  Evaluated pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of evaluated pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value.  These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions.  At March 31, 2013, five securities were fair valued in good faith pursuant to policies and procedures approved by the Board of Trustees.  The Balanced Fund held two securities fair valued at $2,250,265, representing 0.12% of the Fund’s net asset value, the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value, and the International Fund held ne security fair valued at $39,046, representing 0.08% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE.  Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks , preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy.  Non-U.S. equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above.  When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2.  To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Debt securities including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Mutual Fund Investments Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Option Contracts  Options on equity securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service, and are generally categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2013:

	Level One	Level Two	Level Three	Totals

Balanced
Common Stocks - Domestic	$1,140,387,286	$—	$—	$1,140,387,286
Common Stocks - Foreign	191,934,302	18,706,912	—	210,641,214
Affiliated Investment Companies	6,659,558	—	—	6,659,558
Exchange Traded Funds	7,718,922	—	—	7,718,922
Community Investment Notes	—	3,000,000	2,250,265	5,250,265
Corporate Bonds	—	93,187,937	—	193,187,937
U.S. Govt Agency Bonds	—	100,511,628	—	100,511,628
Government Bonds	—	14,294,711	—	14,294,711
Municipal Bonds	—	9,055,189	—	9,055,189
U.S. Treasury Notes	—	64,686,905	—	64,686,905
Mortgage-Backed Securities	—	100,588,899	—	100,588,899
Cash Equivalents	30,242,129	32,775,000	—	63,017,129
Equity Call/Put Options Written	(1,057,000)	—	—	(1,057,000)
Total	$1,375,885,197	$536,807,181	$2,250,265	$1,914,942,643
Growth
Common Stocks - Domestic	$120,770,015	$—	$—	$120,770,015
Common Stocks-Foreign	14,573,483	3,127,283	—	17,700,766
Cash Equivalents	2,735,138	2,985,000	—	5,720,138
Equity Call/Put Options Written	(33,088)	—	—	(33,088)
Total	$138,045,548	$6,112,283	$—	$144,157,831
Small Cap
Common Stocks - Domestic	$18,181,367	$—	$—	$18,181,367
Common Stocks - Foreign	1,093,475	—	—	1,093,475
Cash Equivalents	669,688	200,000	—	869,688
Total	$19,944,530	$200,000	$—	$20,144,530
International
Common Stocks - Foreign	$12,073,084	$32,576,262	$39,046	$44,688,392
Exchange Traded Funds	1,196,988	—	—	1,196,988
Cash Equivalents	3,104,680	247,000	—	3,351,680
Total	$16,374,752	$32,823,262	$39,046	$49,237,060
High Yield Bond
Common Stocks - Domestic	$3,905,000	$—	$—	$3,905,000
Preferred Stocks	4,941,900	—	—	4,941,900
Exchange Traded Funds	14,483,000	—	—	14,483,000
Corporate Bonds	—	487,583,582	127,370	487,710,952
Loans	—	5,032,387	—	5,032,387
Warrants	—	—	0	0
Cash Equivalents	46,161,805	19,575,564	—	65,737,369
Securities Sold Short	(7,292,445)	—	—	(7,292,445)
Total	$62,199,260	$512,191,533	$127,370	$574,518,163
Global Women’s Equality
Common Stocks - Domestic	$20,771,596	$—	$—	$20,771,596
Common Stocks-Foreign	7,365,437	11,550,984	—	18,916,421
Exchange Traded Funds	525,130	—	—	525,130
Cash Equivalents	661,196	244,000	—	905,196
Total	$29,323,359	$11,794,984	$—	$41,118,343
Global Environmental Markets
Common Stocks - Domestic	$30,518,363	$—	$—	$30,518,363
Common Stocks-Foreign	—	37,455,615	—	37,455,615
Cash Equivalents	—	3,622,000	—	3,622,000
Total	$30,518,363	$41,077,615	$—	$71,595,978

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International
Common Stock
Balance as of December 31, 2011	$25,557
Realized gain (loss)	—
Amortization of premium	—
Change in unrealized appreciation (depreciation)	13,489
Purchases	—
Sales	—
Transfers in to and/or out of Level Three	—
Balance as of March 31, 2013	$39,046

	Balanced	High Yield Bond
Bonds and Notes
Balance as of December 31, 2011	$2,255,588	$0
Realized gain (loss)	—	—
Amortization of premium	—	(37,352)
Change in unrealized appreciation (depreciation)	(5,323)	110,490
Purchases	—	54,232
Sales	—	—
Transfers in to and/or out of Level Three	—	—
Balance as of March 31, 2013	$2,250,265	$127,370

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value.  During the period, the International Fund had transfers from Level 1 to Level 2 in the amount of $487,402 due to utilization of a pricing vendor’s fair value pricing of foreign securities.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements.  The Balanced Fund holds positions in Community Investment notes which were purchased at par and are marked up or down daily using the daily movement in a U.S. swap rate which most closely corresponds to the security’s maturity.  The International Fund holds an equity security which has been delisted from the Hong Kong exchange.  The security is valued based on the Hong Kong equivalent value of an affiliated U.S. Dollar-denominated security which continues to trade in a secondary market.

Non-U.S. Securities  Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street U.S. Government Money Market Fund, a registered Rule 2a-7 money market fund.  Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Board of Trustees.  At March 31, 2013, non-cash collateral consisted of U.S. Treasuries and U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of March 31, 2013, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

		Payable on	Non-Cash
	Market Value of	Collateral Due	Collateral
Fund	Securities Loaned	to Broker	Value

Balanced	$45,638,673	$29,977,131	$16,728,750
Growth	5,383,777	2,735,138	2,757,549
Small Cap	659,835	669,688	—
International	3,014,113	3,104,680	—
High Yield Bond	45,230,140	46,161,805	—
Global Women’s Equality	638,546	661,196	—

Short Sales A Fund may engage in short sales, whereby it sells a security it generally does not own (the security is borrowed) when a portfolio manager anticipates that the security’s market purchase price will be less than its borrowing price. To complete a short sell transaction, the Fund will borrow the security to deliver it to the purchaser and buy that same security in the market at a later time to return it to the lender. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. For a short against the box, as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Fund.  Short sales held by the Fund are fully collateralized by restricted cash or other securities.  At March 31, 2013, $7,356,000 in cash was segregated and restricted to cover collateral requirements for short sell positions in the High Yield Bond Fund.  Short positions held at the end of the period are disclosed in the footnotes to the Schedules of Investments.

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2013 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Balanced	$237,408,333	$77,314,618	$281,413,995	$86,827,604
Growth	8,996,193	—	8,952,500	—
Small Cap	9,205,873	—	7,620,610	—
International	5,844,733	—	6,273,332	—
High Yield Bond	124,541,459	—	74,417,405	—
Global Women’s Equality	4,310,841	—	1,465,119	—
Global Environmental Markets	13,225,738	—	4,198,032	—

(1) Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at March 31, 2013 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2013 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
Fund	income tax basis	appreciation	depreciation	(depreciation)

Balanced	$1,613,402,607	$319,989,264	$17,392,228	$302,597,036
Growth	109,655,175	37,475,340	2,939,596	34,535,744
Small Cap	18,892,418	1,832,290	580,178	1,252,112
International	44,067,965	7,017,783	1,848,688	5,169,095
High Yield Bond	563,079,758	25,551,876	6,821,026	18,730,850
Global Women’s Equality	36,619,629	5,549,645	1,050,931	4,498,714
Global Environmental Markets	57,801,782	14,842,091	1,047,895	13,794,196

Options Transactions  The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.  The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings.  When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option.

Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded.  The Fund will realize a gain or loss upon the expiration or closing of the option transaction.  When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments.  Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments.

There are risks associated with transactions in options on securities.  The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised.  The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised.  The risk in buying an option is that the Funds pay a premium whether or not the option is exercised.  The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2013 is as follows:

	Outstanding					Outstanding
	at 12/31/12	Written	Closed	Expired	Exercised	at 3/31/13

Balanced Fund
Call Options
Number of contracts	2,000	2,463	(163)	(1,965)	(35)	2,300
Premiums received	$710,770	$1,340,681	$(438,571)	$(696,700)	$(14,070)	$902,110

Growth Fund
Put Options
Number of contracts	11	—	—	—		11
Premiums received	$30,642	$—	$—	$—	$—	$30,642

Affiliated Investments  The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser.  At March 31, 2013, the Balanced Fund held 256,492 shares of the Pax MSCI EAFE ESG Index

ETF, valued at $6,659,558.  During the period, gross additions to the affiliated position were $6,531,164 and there were no reductions.

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At March 31, 2013, the Balanced Fund held $11,771,428 or 0.62% of net assets and the High Yield Bond Fund held $218,577,597 or 40.38% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2013, the Balanced Fund held $4,585,836 of illiquid securities representing 0.24% of net assets; the International Fund held $39,046 of illiquid securities representing 0.08% of net assets; and the High Yield Bond Fund held $9,177,133 of illiquid securities, representing 1.70% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Item 2.      Controls and Procedures.

(a)                                 It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.      Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 29, 2013

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 29, 2013